UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Dynamic Asset Allocation Balanced Fund

Semiannual report
3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PABAX

Putnam Dynamic
Asset Allocation
Balanced Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	104

Message from the Trustees

May 7, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/24. U.S. money markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

Of special interest

Effective December 2023, the fund increased its quarterly dividend distribution rate for class A shares to $0.075 from $0.059 per share. The change was made because the fund is required to fully distribute undistributed income accrued in the fiscal year ended September 30, 2023. Similar increases were made to other share classes.

2 Dynamic Asset Allocation Balanced Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/23	0.96%	1.71%	1.71%	0.59%	1.21%	0.73%	0.63%	0.71%
Annualized expense ratio
for the six-month period
ended 3/31/24	0.94%	1.69%	1.69%	0.58%	1.19%	0.72%	0.62%	0.69%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.13	$9.21	$9.21	$3.17	$6.49	$3.93	$3.39	$3.77
Ending value (after expenses)	$1,183.90	$1,179.10	$1,179.00	$1,186.10	$1,182.20	$1,185.10	$1,185.10	$1,184.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Dynamic Asset Allocation Balanced Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.75	$8.52	$8.52	$2.93	$6.01	$3.64	$3.13	$3.49
Ending value (after expenses)	$1,020.30	$1,016.55	$1,016.55	$1,022.10	$1,019.05	$1,021.40	$1,021.90	$1,021.55

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Dynamic Asset Allocation Balanced Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Dynamic Asset Allocation Balanced Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Dynamic Asset Allocation Balanced Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Dynamic Asset Allocation Balanced Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

COMMON STOCKS (71.9%)*	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	12,605	$1,374,169
Trade Desk, Inc. (The) Class A †	9,460	826,993
		2,201,162
Automotive (1.1%)
Aaron’s Co., Inc. (The)	12,166	91,245
Bayerische Motoren Werke AG (Germany)	1,927	222,364
Blue Bird Corp. †	11,245	431,133
Dana, Inc.	5,534	70,282
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	5,452	542,781
Ford Motor Co.	50,348	668,621
General Motors Co.	100,643	4,564,160
Mazda Motor Corp. (Japan)	9,200	106,689
PACCAR, Inc.	5,780	716,084
PROG Holdings, Inc.	6,243	215,009
REV Group, Inc.	11,113	245,486
Stellantis NV (Italy)	66,186	1,879,730
Subaru Corp. (Japan)	61,600	1,403,070
Tesla, Inc. †	40,047	7,039,862
Toyota Motor Corp. (Japan)	18,100	453,397
United Rentals, Inc.	3,935	2,837,568
Visteon Corp. †	3,630	426,924
		21,914,405
Basic materials (3.3%)
AdvanSix, Inc.	4,588	131,217
American Vanguard Corp.	3,036	39,316
American Woodmark Corp. †	3,073	312,401
Andersons, Inc. (The)	5,208	298,783
Anglo American PLC (London Exchange) (United Kingdom)	41,108	1,012,681
AptarGroup, Inc.	4,682	673,693
ArcelorMittal SA (France)	46,234	1,269,684
Archer-Daniels-Midland Co.	5,929	372,400
Arcosa, Inc.	908	77,961
Arkema SA (France)	5,046	530,996
Atkore, Inc.	3,069	584,215
Avient Corp.	1,804	78,294
Axalta Coating Systems, Ltd. †	20,704	712,011
Beacon Roofing Supply, Inc. †	862	84,493
BHP Group, Ltd. (ASE Exchange) (Australia)	68,236	1,968,509
BHP Group, Ltd. (London Exchange) (Australia)	5,477	157,266
Boise Cascade Co.	3,674	563,481
Builders FirstSource, Inc. †	12,795	2,668,397
CF Industries Holdings, Inc.	8,494	706,786
Cie de Saint-Gobain SA (France)	20,141	1,562,975
Clearwater Paper Corp. †	1,745	76,309
Commercial Metals Co.	1,442	84,746
Constellium SE (France) †	19,135	423,075
Corteva, Inc.	59,802	3,448,781

8 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Basic materials cont.
CRH PLC (Ireland)	40,037	$3,453,592
CRH PLC (London Exchange) (Ireland)	34,193	2,946,739
Dole PLC (Ireland)	16,842	200,925
Dow, Inc.	11,524	667,585
DuPont de Nemours, Inc.	30,025	2,302,017
Eastman Chemical Co.	27,238	2,729,792
Fortune Brands Innovations, Inc.	7,889	667,962
Freeport-McMoRan, Inc.	106,704	5,017,222
Fresh Del Monte Produce, Inc.	5,957	154,346
Frontdoor, Inc. †	10,512	342,481
Gibraltar Industries, Inc. †	894	71,994
Glencore PLC (United Kingdom)	279,458	1,535,381
Holcim AG (Switzerland)	18,944	1,715,326
Huntsman Corp.	24,869	647,340
Innospec, Inc.	2,094	270,000
Janus International Group, Inc. †	5,592	84,607
LightWave Logic, Inc. †	24,091	112,746
Limbach Holdings, Inc. †	1,391	57,615
Linde PLC	5,076	2,356,888
LSB Industries, Inc. †	9,675	84,947
LyondellBasell Industries NV Class A	6,586	673,616
Minerals Technologies, Inc.	1,187	89,357
Mosaic Co. (The)	21,964	712,951
Mueller Industries, Inc.	1,708	92,112
NewMarket Corp.	1,094	694,274
NOF Corp. (Japan)	25,000	344,415
Nucor Corp.	3,555	703,535
Orion Engineered Carbons SA (Luxembourg)	4,931	115,977
Pactiv Evergreen, Inc.	5,526	79,132
PPG Industries, Inc.	20,452	2,963,495
Proto Labs, Inc. †	2,063	73,752
Prysmian SpA (Italy)	56,285	2,938,389
Reliance, Inc.	2,188	731,186
Rio Tinto PLC (United Kingdom)	13,775	872,261
RPM International, Inc.	5,790	688,721
Sherwin-Williams Co. (The)	9,186	3,190,573
Shin-Etsu Chemical Co., Ltd. (Japan)	41,900	1,822,365
Simpson Manufacturing Co., Inc.	1,381	283,354
Southern Copper Corp. (Peru)	8,039	856,314
Standex International Corp.	497	90,563
Steel Dynamics, Inc.	4,879	723,214
Sterling Construction Co., Inc. †	4,047	446,425
Sylvamo Corp.	6,442	397,729
Taiyo Nippon Sanso Corp. (Japan)	44,300	1,389,460
TopBuild Corp. †	1,568	691,065
Tronox Holdings PLC	4,683	81,250
Tutor Perini Corp. †	3,873	56,004
UFP Industries, Inc.	4,458	548,379
Weyerhaeuser Co. R	36,213	1,300,409

Dynamic Asset Allocation Balanced Fund 9

COMMON STOCKS (71.9%)* cont.	Shares	Value
Basic materials cont.
Worthington Enterprises, Inc.	1,147	$71,378
Yara International ASA (Norway)	11,565	365,278
		67,344,908
Broadcasting (—%)
Sinclair, Inc.	5,761	77,601
		77,601
Building materials (0.3%)
AAON, Inc.	1,047	92,241
Apogee Enterprises, Inc.	3,716	219,987
JELD-WEN Holding, Inc. †	15,292	324,649
Masonite International Corp. †	1,059	139,206
Modine Manufacturing Co. †	5,129	488,230
Owens Corning	4,580	763,944
Trane Technologies PLC	10,726	3,219,945
		5,248,202
Capital goods (3.2%)
A.O. Smith Corp.	8,061	721,137
ABB, Ltd. (Switzerland)	34,373	1,596,590
Adient PLC †	2,126	69,988
Airbus SE (France)	9,030	1,663,157
Alamo Group, Inc.	364	83,112
Albany International Corp. Class A	888	83,037
Allison Transmission Holdings, Inc.	8,557	694,486
American Axle & Manufacturing Holdings, Inc. †	30,753	226,342
Applied Industrial Technologies, Inc.	1,936	382,457
Argan, Inc.	1,477	74,648
Atlas Copco AB Class A (Sweden)	35,841	605,386
Ball Corp.	28,257	1,903,392
Belden, Inc.	5,289	489,814
Berry Global Group, Inc.	11,080	670,118
Boeing Co. (The) †	11,985	2,312,985
Caterpillar, Inc.	1,958	717,470
Columbus McKinnon Corp./NY	1,912	85,333
Comfort Systems USA, Inc.	433	137,568
Curtiss-Wright Corp.	2,970	760,142
Dassault Aviation SA (France)	1,721	378,767
Deere & Co.	1,721	706,884
Donaldson Co., Inc.	8,659	646,654
Eaton Corp. PLC	2,252	704,155
Encore Wire Corp.	1,118	293,788
Enviri Corp. †	8,427	77,107
Flowserve Corp.	15,453	705,893
Fortive Corp.	8,016	689,536
Franklin Electric Co., Inc.	819	87,477
GEA Group AG (Germany)	14,293	604,310
General Dynamics Corp.	2,388	674,586
Gentex Corp.	17,066	616,424
Gentherm, Inc. †	1,354	77,963
GrafTech International, Ltd.	41,583	57,385

10 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Capital goods cont.
Hitachi, Ltd. (Japan)	10,000	$918,549
Honeywell International, Inc.	11,482	2,356,681
Hyster-Yale Materials Handling, Inc.	2,246	144,126
Ingersoll Rand, Inc.	38,037	3,611,613
Interface, Inc.	6,546	110,104
ITT, Inc.	5,318	723,408
Johnson Controls International PLC	34,650	2,263,338
Kone Oyj Class B (Finland)	6,568	305,685
Legrand SA (France)	3,657	387,513
Lockheed Martin Corp.	16,074	7,311,580
Luminar Technologies, Inc. †	76,232	150,177
Mitsubishi Electric Corp. (Japan)	81,700	1,355,730
Mitsubishi Heavy Industries, Ltd. (Japan)	111,800	1,069,773
Northrop Grumman Corp.	7,396	3,540,169
O-I Glass, Inc. †	17,683	293,361
Parker Hannifin Corp.	1,294	719,192
Powell Industries, Inc.	2,154	306,514
Republic Services, Inc.	3,529	675,592
RTX Corp.	34,630	3,377,464
Ryerson Holding Corp.	7,924	265,454
Sembcorp Industries, Ltd. (Singapore)	21,900	87,584
Shyft Group, Inc. (The)	7,219	89,660
Steelcase, Inc. Class A	5,632	73,667
Stoneridge, Inc. †	3,178	58,602
Tennant Co.	780	94,856
Terex Corp.	7,033	452,925
Textron, Inc.	7,395	709,402
Titan International, Inc. †	5,583	69,564
TransDigm Group, Inc.	1,943	2,392,999
Veralto Corp.	3,717	329,549
Vertiv Holdings Co. Class A	52,025	4,248,882
Vinci SA (France)	27,752	3,555,703
Waste Connections, Inc.	10,304	1,772,391
Watts Water Technologies, Inc. Class A	2,280	484,614
		63,904,512
Commercial and consumer services (3.1%)
Arrowhead Pharmaceuticals, Inc. †	3,328	95,181
Automatic Data Processing, Inc.	38,802	9,690,411
Barrett Business Services, Inc.	558	70,710
Booking Holdings, Inc.	3,775	13,695,247
BrightView Holdings, Inc. †	7,835	93,237
Cimpress PLC (Ireland) †	3,246	287,303
Cintas Corp.	1,056	725,504
Cipher Mining, Inc. †	25,012	128,812
Compass Group PLC (United Kingdom)	96,426	2,827,186
CoStar Group, Inc. †	16,193	1,564,244
Ecolab, Inc.	3,411	787,600
Equifax, Inc.	6,012	1,608,330
Euronet Worldwide, Inc. †	6,207	682,336

Dynamic Asset Allocation Balanced Fund 11

COMMON STOCKS (71.9%)* cont.	Shares	Value
Commercial and consumer services cont.
Expedia Group, Inc. †	37,270	$5,133,943
Experian PLC (United Kingdom)	35,621	1,552,885
Huron Consulting Group, Inc. †	730	70,533
Laureate Education, Inc.	5,411	78,838
LegalZoom.com, Inc. †	5,539	73,890
LiveRamp Holdings, Inc. †	10,185	351,383
Mastercard, Inc. Class A	27,621	13,301,445
PayPal Holdings, Inc. †	123,029	8,241,713
StoneCo., Ltd. Class A (Brazil) †	27,977	464,698
Verisk Analytics, Inc.	1,374	323,893
		61,849,322
Communication services (1.1%)
American Tower Corp. R	27,007	5,336,313
AT&T, Inc.	218,857	3,851,883
Charter Communications, Inc. Class A †	7,549	2,193,966
Comcast Corp. Class A	57,087	2,474,721
Crown Castle, Inc. R	5,725	605,877
InterDigital, Inc.	660	70,264
Iridium Communications, Inc.	35,756	935,377
Preformed Line Products Co.	471	60,604
Spark NZ, Ltd. (New Zealand)	44,754	127,408
T-Mobile US, Inc.	19,829	3,236,489
Telstra Group, Ltd. (Australia)	303,793	764,152
Verizon Communications, Inc.	17,196	721,544
Vodafone Group PLC (United Kingdom)	1,206,044	1,072,548
		21,451,146
Communications equipment (0.2%)
arista Networks, Inc. †	2,428	704,071
Motorola Solutions, Inc.	11,178	3,967,966
NETGEAR, Inc. †	4,832	76,201
Viavi Solutions, Inc. †	7,267	66,057
		4,814,295
Computers (4.1%)
8x8, Inc. †	25,431	68,664
A10 Networks, Inc.	5,248	71,845
Adeia, Inc.	3,049	33,295
Agilysys, Inc. †	2,099	176,862
AppFolio, Inc. Class A †	410	101,163
Apple, Inc.	376,859	64,623,781
Bandwidth, Inc. Class A †	8,074	147,431
Calix, Inc. †	7,763	257,421
Cisco Systems, Inc.	44,429	2,217,451
CommVault Systems, Inc. †	4,915	498,528
CrowdStrike Holdings, Inc. Class A †	2,403	770,378
Dropbox, Inc. Class A †	28,413	690,436
Extreme Networks, Inc. †	31,730	366,164
MSCI, Inc.	1,133	634,990
NetApp, Inc.	6,493	681,570
NetScout Systems, Inc. †	3,364	73,470

12 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Computers cont.
PDF Solutions, Inc. †	2,139	$72,020
Phreesia, Inc. †	9,313	222,860
PlayAGS, Inc. †	8,238	73,977
Qualys, Inc. †	2,698	450,215
Rapid7, Inc. †	7,157	350,979
RingCentral, Inc. Class A †	19,744	685,907
ServiceNow, Inc. †	882	672,437
Smartsheet, Inc. Class A †	16,234	625,009
Snowflake, Inc. Class A †	4,003	646,885
SoundHound AI, Inc. Class A †	15,314	90,199
SS&C Technologies Holdings, Inc.	10,167	654,450
Super Micro Computer, Inc. †	1,514	1,529,185
Synopsys, Inc. †	6,998	3,999,357
Teradata Corp. †	16,913	654,026
Vimeo, Inc. †	30,789	125,927
Weave Communications, Inc. †	11,779	135,223
Yext, Inc. †	28,534	172,060
Zoom Video Communications, Inc. Class A †	10,296	673,050
		83,247,215
Conglomerates (0.8%)
3M Co.	77,141	8,182,346
AMETEK, Inc.	3,526	644,905
General Electric Co.	3,988	700,014
Marubeni Corp. (Japan)	39,800	691,202
Mitsubishi Corp. (Japan)	122,300	2,817,149
Mitsui & Co., Ltd. (Japan)	39,100	1,835,412
Siemens AG (Germany)	10,114	1,930,897
SPX Technologies, Inc. †	670	82,497
		16,884,422
Consumer (0.2%)
Clorox Co. (The)	4,331	663,119
Kimberly-Clark Corp.	5,400	698,490
LVMH Moet Hennessy Louis Vuitton SA (France)	2,030	1,825,857
MSA Safety, Inc.	3,551	687,438
Pandora A/S (Denmark)	6,260	1,009,101
		4,884,005
Consumer cyclicals (—%)
Genting Singapore Ltd. (Singapore)	414,300	271,546
		271,546
Consumer staples (4.5%)
ACCO Brands Corp.	12,803	71,825
Asahi Group Holdings, Ltd. (Japan)	26,700	984,538
Auto Trader Group PLC (United Kingdom)	85,671	757,124
BellRing Brands, Inc. †	1,324	78,156
Boston Beer Co., Inc. (The) Class A †	2,172	661,200
Brink’s Co. (The)	4,376	404,255
Cal-Maine Foods, Inc.	1,333	78,447
Cargurus, Inc. †	12,518	288,915
Carlsberg A/S Class B (Denmark)	1,846	251,941

Dynamic Asset Allocation Balanced Fund 13

COMMON STOCKS (71.9%)* cont.	Shares	Value
Consumer staples cont.
Carrols Restaurant Group, Inc.	21,898	$208,250
Chipotle Mexican Grill, Inc. †	1,269	3,688,692
CK Hutchison Holdings, Ltd. (Hong Kong)	483,500	2,335,062
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	32,800	480,581
Coca-Cola Co. (The)	243,771	14,913,910
Coca-Cola Consolidated, Inc.	508	429,976
Coca-Cola Europacific Partners PLC (Spain)	14,116	987,414
Coca-Cola HBC AG (Italy)	25,659	810,609
Colgate-Palmolive Co.	64,943	5,848,117
CoreCivic, Inc. †	6,748	105,336
Costco Wholesale Corp.	6,484	4,750,373
Danone SA (France)	13,941	900,760
Dave & Buster’s Entertainment, Inc. †	1,582	99,033
DoorDash, Inc. Class A †	6,876	946,963
Etsy, Inc. †	9,082	624,115
Eventbrite, Inc. Class A †	30,892	169,288
Heidrick & Struggles International, Inc.	2,480	83,477
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	3,639	292,482
Hudson Technologies, Inc. †	5,889	64,838
Imperial Brands PLC (United Kingdom)	53,282	1,190,323
Ingles Markets, Inc. Class A	929	71,236
Ingredion, Inc.	5,582	652,257
Insperity, Inc.	724	79,358
Inter Parfums, Inc.	2,670	375,162
ITOCHU Corp. (Japan)	29,300	1,251,511
Itron, Inc. †	5,071	469,169
Jeronimo Martins SGPS SA (Portugal)	24,377	483,378
John B. Sanfilippo & Son, Inc.	860	91,091
Kenvue, Inc.	82,498	1,770,407
Keurig Dr Pepper, Inc.	22,371	686,119
Koninklijke Ahold Delhaize NV (Netherlands)	47,478	1,419,864
Korn Ferry	3,811	250,611
L’Oreal SA (France)	2,776	1,313,707
Maplebear, Inc. †	19,913	742,556
McDonald’s Corp.	2,202	620,854
MediaAlpha, Inc. Class A †	3,352	68,280
Molson Coors Beverage Co. Class B	10,341	695,432
Mondelez International, Inc. Class A	9,282	649,740
Monster Beverage Corp. †	11,168	662,039
Nestle SA (Switzerland)	21,335	2,265,151
Nissin Food Products Co., Ltd. (Japan)	26,700	740,785
Opendoor Technologies, Inc. †	54,490	165,105
PepsiCo, Inc.	4,125	721,916
Perdoceo Education Corp.	10,015	175,863
Philip Morris International, Inc.	42,602	3,903,195
Procter & Gamble Co. (The)	59,705	9,687,136
Recruit Holdings Co., Ltd. (Japan)	31,100	1,377,908
Resideo Technologies, Inc. †	4,345	97,415
Resources Connection, Inc.	5,039	66,313

14 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Consumer staples cont.
Robert Half International, Inc.	4,562	$361,675
Sally Beauty Holdings, Inc. †	7,754	96,305
Simply Good Foods Co. (The) †	6,238	212,279
Starbucks Corp.	7,434	679,393
Sysco Corp.	8,377	680,045
Uber Technologies, Inc. †	146,029	11,242,773
Unilever PLC (United Kingdom)	41,138	2,064,172
United Natural Foods, Inc. †	4,830	55,497
Upwork, Inc. †	30,540	374,420
USANA Health Sciences, Inc. †	1,608	77,988
WH Group, Ltd. (Hong Kong)	527,000	347,433
		90,251,538
Electronics (5.6%)
Advanced Micro Devices, Inc. †	21,034	3,796,427
Allied Motion Technologies, Inc.	1,518	54,162
Ambarella, Inc. †	1,278	64,884
Broadcom, Inc.	9,602	12,726,587
CEVA, Inc. †	3,038	68,993
Cirrus Logic, Inc. †	7,712	713,823
EnerSys	2,779	262,504
ESCO Technologies, Inc.	1,077	115,293
Hoya Corp. (Japan)	23,600	2,921,549
Keyence Corp. (Japan)	1,600	734,998
Keysight Technologies, Inc. †	4,116	643,660
Mesa Laboratories, Inc.	342	37,528
Monolithic Power Systems, Inc.	919	622,549
NKT A/S (Denmark) †	4,440	366,048
NVIDIA Corp.	65,154	58,870,548
NXP Semiconductors NV	8,067	1,998,761
Photronics, Inc. †	2,925	82,836
Qorvo, Inc. †	5,505	632,139
Qualcomm, Inc.	98,366	16,653,364
Rambus, Inc. †	8,698	537,623
Samsung Electronics Co., Ltd. (Preference) (South Korea)	48,249	2,437,090
Sanmina Corp. †	1,145	71,196
Shimadzu Corp. (Japan)	22,500	628,716
Silicon Laboratories, Inc. †	3,364	483,474
STMicroelectronics NV (France)	21,898	943,096
Synaptics, Inc. †	1,505	146,828
TD SYNNEX Corp.	3,132	354,229
Thales SA (France)	9,124	1,555,754
TTM Technologies, Inc. †	12,562	196,595
Vicor Corp. †	2,639	100,915
Vontier Corp.	53,160	2,411,338
Woodward, Inc.	4,383	675,508
		111,909,015
Energy (2.7%)
Alpha Metallurgical Resources, Inc.	1,303	431,515
Arch Resources, Inc.	1,050	168,830

Dynamic Asset Allocation Balanced Fund 15

COMMON STOCKS (71.9%)* cont.	Shares	Value
Energy cont.
Baker Hughes a GE Co.	21,531	$721,289
BP PLC (United Kingdom)	603,990	3,778,850
Cabot Oil & Gas Corp.	26,237	731,488
California Resources Corp.	1,456	80,226
Cheniere Energy, Inc.	36,380	5,867,366
Chevron Corp.	4,265	672,761
ConocoPhillips	36,391	4,631,847
CONSOL Energy, Inc.	4,818	403,556
DMC Global, Inc. †	4,139	80,669
DNOW, Inc. †	20,569	312,649
Equinor ASA (Norway)	43,834	1,156,363
Exxon Mobil Corp.	72,308	8,405,082
Golar LNG, Ltd. (Norway)	3,530	84,932
HF Sinclair Corp.	11,310	682,785
INPEX Corp. (Japan)	19,300	298,399
Marathon Oil Corp.	289,373	8,200,831
Marathon Petroleum Corp.	25,051	5,047,777
Murphy Oil Corp.	1,875	85,688
Nabors Industries, Ltd. †	845	72,780
Newpark Resources, Inc. †	11,421	82,460
Oceaneering International, Inc. †	3,385	79,209
Par Pacific Holdings, Inc. †	11,364	421,150
PBF Energy, Inc. Class A	9,921	571,152
Peabody Energy Corp.	16,636	403,589
Schlumberger, Ltd.	12,922	708,255
Shell PLC (United Kingdom)	98,099	3,276,094
Shell PLC (United Kingdom)	10,272	340,326
SM Energy Co.	4,767	237,635
SunCoke Energy, Inc.	11,874	133,820
Targa Resources Corp.	6,070	679,779
US Silica Holdings, Inc. †	23,141	287,180
Valero Energy Corp.	23,960	4,089,732
W&T Offshore, Inc.	24,518	64,973
Warrior Met Coal, Inc.	6,660	404,262
Weatherford International PLC †	5,348	617,266
		54,312,565
Entertainment (0.1%)
Daktronics, Inc. †	9,444	94,062
Live Nation Entertainment, Inc. †	14,773	1,562,540
Panasonic Holdings Corp. (Japan)	13,000	124,135
Sony Group Corp. (Japan)	11,500	986,441
		2,767,178
Financials (9.9%)
3i Group PLC (United Kingdom)	45,919	1,628,002
Affiliated Managers Group, Inc.	4,226	707,728
AIA Group, Ltd. (Hong Kong)	125,800	844,624
AIB Group PLC (Ireland)	60,068	304,840
Alexander & Baldwin, Inc. R	8,058	132,715
Allianz SE (Germany)	2,915	873,639

16 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Financials cont.
Allstate Corp. (The)	4,061	$702,594
Ally Financial, Inc.	18,021	731,472
Amalgamated Financial Corp.	3,316	79,584
American Assets Trust, Inc. R	3,398	74,450
American Equity Investment Life Holding Co. †	7,797	438,347
American Express Co.	3,241	737,943
American International Group, Inc.	122,806	9,599,745
Ameriprise Financial, Inc.	7,647	3,352,751
Anywhere Real Estate, Inc. †	37,110	229,340
Apartment Income REIT Corp. R	21,792	707,586
Apollo Global Management, Inc.	31,856	3,582,208
Apple Hospitality REIT, Inc. R	4,345	71,171
Associated Banc-Corp.	3,772	81,136
AvalonBay Communities, Inc. R	3,633	674,139
AXA SA (France)	129,455	4,862,351
Axis Capital Holdings, Ltd.	10,450	679,459
Axos Financial, Inc. †	8,430	455,557
Banco Bilbao Vizcaya Argentaria SA (Spain)	159,663	1,901,667
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,930	86,787
Banco Santander SA (Spain)	272,102	1,327,319
Bank Hapoalim MB (Israel)	115,285	1,081,096
Bank of America Corp.	218,101	8,270,390
Bank of Ireland Group PLC (Ireland)	125,381	1,278,276
Bank of New York Mellon Corp. (The)	80,983	4,666,240
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	2,368	75,752
Banner Corp.	6,144	294,912
Berkshire Hathaway, Inc. Class B †	5,228	2,198,479
BGC Group, Inc. Class A	9,090	70,629
Bread Financial Holdings, Inc.	9,851	366,851
BrightSpire Capital, Inc. R	23,837	164,237
Brixmor Property Group, Inc. R	29,301	687,108
Broadstone Net Lease, Inc. R	4,714	73,868
Capital One Financial Corp.	27,270	4,060,230
Cathay General Bancorp	8,233	311,454
Central Pacific Financial Corp.	5,970	117,908
Charles Schwab Corp. (The)	56,647	4,097,844
Chimera Investment Corp. R	16,243	74,880
Chubb, Ltd.	2,502	648,343
Citigroup, Inc.	255,422	16,152,887
CNO Financial Group, Inc.	15,086	414,563
Commonwealth Bank of Australia (Australia)	8,458	663,273
COPT Defense Properties R	2,998	72,462
Corebridge Financial, Inc.	27,629	793,781
CrossFirst Bankshares, Inc. †	3,185	44,080
Cushman & Wakefield PLC †	17,816	186,355
Customers Bancorp, Inc. †	6,959	369,245
DBS Group Holdings, Ltd. (Singapore)	51,700	1,379,560
Deutsche Boerse AG (Germany)	3,783	774,016
Discover Financial Services	48,508	6,358,914

Dynamic Asset Allocation Balanced Fund 17

COMMON STOCKS (71.9%)* cont.	Shares	Value
Financials cont.
Eastern Bankshares, Inc.	5,751	$79,249
Elme Communities R	2,839	39,519
Enova International, Inc. †	5,646	354,738
Enstar Group, Ltd. †	252	78,312
Enterprise Financial Services Corp.	4,593	186,292
EPR Properties R	16,061	681,789
Equitable Holdings, Inc.	79,161	3,008,910
Equity Commonwealth † R	3,826	72,235
Equity Residential R	10,673	673,573
Erste Group Bank AG (Czech Republic)	17,552	782,056
Essent Group, Ltd.	1,413	84,088
Essential Properties Realty Trust, Inc. R	3,234	86,218
Essex Property Trust, Inc. R	2,814	688,895
Eurazeo SE (France)	2,158	189,163
Euronext NV (France)	14,757	1,404,196
Everest Re Group, Ltd.	1,851	735,773
FB Financial Corp.	3,988	150,188
Fidelis Insurance Holdings, Ltd. (United Kingdom)	5,417	105,523
First BanCorp/Puerto Rico (Puerto Rico)	25,590	448,849
First Financial Corp./IN	1,620	62,095
First Industrial Realty Trust, Inc. R	12,147	638,203
Gaming and Leisure Properties, Inc. R	44,079	2,030,720
Genworth Financial, Inc. Class A †	63,230	406,569
Globe Life, Inc.	5,216	606,986
Goldman Sachs Group, Inc. (The)	15,602	6,516,799
Goodman Group (Australia) R	77,566	1,708,956
Hancock Whitney Corp.	10,516	484,157
Hanmi Financial Corp.	5,657	90,059
Heartland Financial USA, Inc.	5,783	203,272
Heritage Commerce Corp.	8,274	70,991
Hilltop Holdings, Inc.	10,097	316,238
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	12,300	357,988
Hope Bancorp, Inc.	13,612	156,674
Horace Mann Educators Corp.	5,396	199,598
HSBC Holdings PLC (United Kingdom)	17,235	134,652
Independent Bank Corp./MI	2,641	66,949
International Bancshares Corp.	1,321	74,161
Investor AB Class B (Sweden)	61,829	1,551,790
Jackson Financial, Inc. Class A	8,754	578,990
James River Group Holdings, Ltd. (Bermuda)	3,636	33,815
Japan Exchange Group, Inc. (Japan)	73,300	1,990,111
Jefferies Financial Group, Inc.	15,038	663,176
JPMorgan Chase & Co.	64,485	12,916,346
Julius Baer Group, Ltd. (Switzerland)	22,406	1,293,901
Kennedy-Wilson Holdings, Inc.	8,032	68,915
Kite Realty Group Trust R	8,939	193,798
Klepierre SA (France) R	26,570	687,961
Ladder Capital Corp. R	6,679	74,337
Lloyds Banking Group PLC (United Kingdom)	1,518,411	991,961

18 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Financials cont.
Loews Corp.	8,379	$655,992
London Stock Exchange Group PLC (United Kingdom)	12,010	1,438,534
LPL Financial Holdings, Inc.	2,399	633,816
Marsh & McLennan Cos., Inc.	3,200	659,136
MetLife, Inc.	94,823	7,027,333
MFA Financial, Inc. R	6,597	75,272
MGIC Investment Corp.	32,497	726,633
Mid-America Apartment Communities, Inc. R	5,136	675,795
Mitsubishi UFJ Financial Group, Inc. (Japan)	174,600	1,795,826
Mizrahi Tefahot Bank, Ltd. (Israel)	17,971	674,001
Morgan Stanley	7,330	690,193
Mr. Cooper Group, Inc. †	6,823	531,853
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,687	1,799,123
National Australia Bank, Ltd. (Australia)	8,785	198,305
National Bank Holdings Corp. Class A	2,095	75,567
National Health Investors, Inc. R	3,682	231,340
Navient Corp.	19,705	342,867
NexPoint Residential Trust, Inc. R	2,454	78,994
NMI Holdings, Inc. Class A †	2,498	80,785
Nomura Holdings, Inc. (Japan)	197,100	1,272,856
Nordea Bank ABP (Finland)	121,336	1,351,201
NU Holdings, Ltd./Cayman Islands Class A (Brazil) †	59,772	713,080
OceanFirst Financial Corp.	5,011	82,231
OFG Bancorp (Puerto Rico)	6,143	226,124
Old Republic International Corp.	22,716	697,836
OneMain Holdings, Inc.	13,782	704,122
PagSeguro Digital, Ltd. Class A (Brazil) †	32,954	470,583
Park Hotels & Resorts, Inc.	39,139	684,541
Pathward Financial, Inc.	5,396	272,390
PennyMac Financial Services, Inc.	2,163	197,028
Persimmon PLC (United Kingdom)	76,708	1,274,112
Piedmont Office Realty Trust, Inc. Class A R	12,085	84,958
PNC Financial Services Group, Inc. (The)	22,064	3,565,542
Preferred Bank/Los Angeles CA	2,493	191,388
Premier Financial Corp.	3,829	77,729
Principal Financial Group, Inc.	8,150	703,427
Prudential PLC (United Kingdom)	72,543	680,292
Public Storage R	2,293	665,108
Reinsurance Group of America, Inc.	7,083	1,366,169
Retail Opportunity Investments Corp. R	12,701	162,827
Rithm Capital Corp. R	61,068	681,519
RLJ Lodging Trust R	33,564	396,726
RMR Group, Inc. (The) Class A	2,443	58,632
Scentre Group (Australia)	219,878	485,731
SEI Investments Co.	9,644	693,404
Service Properties Trust R	10,935	74,139
Simon Property Group, Inc. R	43,925	6,873,823
SITE Centers Corp. R	5,201	76,195

Dynamic Asset Allocation Balanced Fund 19

COMMON STOCKS (71.9%)* cont.	Shares	Value
Financials cont.
SLM Corp.	30,124	$656,402
State Street Corp.	26,051	2,014,264
StoneX Group, Inc. †	4,290	301,415
Sunstone Hotel Investors, Inc. R	35,870	399,592
Swedbank AB Class A (Sweden)	9,215	182,768
Synchrony Financial	16,491	711,092
Tanger, Inc. R	2,487	73,441
Taylor Morrison Home Corp. †	8,983	558,473
Tokio Marine Holdings, Inc. (Japan)	23,400	726,980
Travelers Cos., Inc. (The)	3,000	690,420
Trustmark Corp.	8,028	225,667
UMB Financial Corp.	1,030	89,600
UniCredit SpA (Italy)	34,523	1,310,098
Universal Insurance Holdings, Inc.	3,414	69,372
Univest Financial Corp.	3,401	70,809
Unum Group	13,556	727,415
Urban Edge Properties R	21,129	364,898
Virtu Financial, Inc. Class A	33,347	684,280
Virtus Investment Partners, Inc.	876	217,230
Visa, Inc. Class A	21,453	5,987,103
Vornado Realty Trust R	69,598	2,002,334
Wells Fargo & Co.	11,373	659,179
Westamerica Bancorp	4,631	226,363
Xenia Hotels & Resorts, Inc. R	2,500	37,525
Zurich Insurance Group AG (Switzerland)	3,161	1,704,490
		199,500,809
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	43,681	1,223,983
DraftKings, Inc. Class A †	37,511	1,703,375
Golden Entertainment, Inc.	3,020	111,227
International Game Technology PLC	15,976	360,898
La Francaise des Jeux SAEM (France)	4,611	187,940
Las Vegas Sands Corp.	12,239	632,756
Light & Wonder, Inc. †	6,021	614,684
Red Rock Resorts, Inc. Class A	7,504	448,889
		5,283,752
Health care (8.8%)
10x Genomics, Inc. Class A †	15,174	569,480
Abbott Laboratories	31,545	3,585,405
AbbVie, Inc.	50,985	9,284,369
ACADIA Pharmaceuticals, Inc. †	18,136	335,335
Adaptive Biotechnologies Corp. †	18,854	60,521
Addus HomeCare Corp. †	739	76,368
Agenus, Inc.	103,917	60,272
Alkermes PLC †	16,082	435,340
Alnylam Pharmaceuticals, Inc. †	4,508	673,721
American Well Corp. Class A †	54,400	44,102
Amgen, Inc.	2,324	660,760
AMN Healthcare Services, Inc. †	1,236	77,262

20 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Health care cont.
AngioDynamics, Inc. †	12,193	$71,573
Arcellx, Inc. †	6,078	422,725
Arcturus Therapeutics Holdings, Inc. †	9,956	336,214
Arvinas, Inc. †	8,627	356,123
AstraZeneca PLC (United Kingdom)	31,750	4,279,022
AstraZeneca PLC (Rights) (United Kingdom) † F	2,325	7,115
AstraZeneca PLC Rights (United Kingdom) † F	4,444	1,333
AstraZeneca PLC ADR (United Kingdom)	44,455	3,011,826
AtriCure, Inc. †	6,054	184,163
Avanos Medical, Inc. †	3,764	74,941
Axogen, Inc. †	8,461	68,280
Becton, Dickinson and Co.	2,677	662,424
Bio-Rad Laboratories, Inc. Class A †	1,005	347,599
BioCryst Pharmaceuticals, Inc. †	13,028	66,182
Biohaven, Ltd. †	8,327	455,404
Boston Scientific Corp. †	92,023	6,302,656
Bristol-Myers Squibb Co.	48,691	2,640,513
Cardinal Health, Inc.	7,344	821,794
Castle Biosciences, Inc. †	4,631	102,577
Catalyst Pharmaceuticals, Inc. †	5,196	82,824
Chugai Pharmaceutical Co., Ltd. (Japan)	12,600	480,595
Cigna Group (The)	18,914	6,869,375
Cochlear, Ltd. (Australia)	3,283	722,079
Corcept Therapeutics, Inc. †	4,589	115,597
Cullinan Oncology, Inc. †	4,024	68,569
Danaher Corp.	12,131	3,029,353
Deciphera Pharmaceuticals, Inc. †	4,837	76,086
Dexcom, Inc. †	23,829	3,305,082
Dyne Therapeutics, Inc. †	5,748	163,186
Edwards Lifesciences Corp. †	7,240	691,854
Elevance Health, Inc.	6,154	3,191,095
Eli Lilly and Co.	29,402	22,873,580
Enanta Pharmaceuticals, Inc. †	4,793	83,686
Eurofins Scientific (Luxembourg)	1,401	89,298
Exelixis, Inc. †	61,997	1,471,189
Fate Therapeutics, Inc. †	44,322	325,323
Fresenius SE & Co. KGaA (Germany)	24,354	656,858
FUJIFILM Holdings Corp. (Japan)	32,200	716,832
Glaukos Corp. †	1,803	170,005
GlaxoSmithKline PLC (United Kingdom)	144,994	3,126,809
HCA Healthcare, Inc.	2,009	670,062
Health Catalyst, Inc. †	13,051	98,274
HealthEquity, Inc. †	1,066	87,018
Hologic, Inc. †	9,182	715,829
Humana, Inc.	2,023	701,415
IDEXX Laboratories, Inc. †	3,412	1,842,241
ImmunityBio, Inc. †	73,838	396,510
Immunovant, Inc. †	11,267	364,037
Inari Medical, Inc. †	1,649	79,119

Dynamic Asset Allocation Balanced Fund 21

COMMON STOCKS (71.9%)* cont.	Shares	Value
Health care cont.
Incyte Corp. †	38,403	$2,187,819
Insmed, Inc. †	5,280	143,246
Inspire Medical Systems, Inc. †	3,458	742,744
Insulet Corp. †	3,986	683,200
Intuitive Surgical, Inc. †	10,182	4,063,534
Ipsen SA (France)	3,422	407,208
Ironwood Pharmaceuticals, Inc. †	7,694	67,015
iTeos Therapeutics, Inc. †	6,300	85,932
Jazz Pharmaceuticals PLC †	5,684	684,467
Johnson & Johnson	4,113	650,635
Keros Therapeutics, Inc. †	2,310	152,922
Kiniksa Pharmaceuticals, Ltd. Class A †	7,224	142,530
Kodiak Sciences, Inc. †	6,032	31,728
Lantheus Holdings, Inc. †	7,551	469,974
LivaNova PLC (United Kingdom) †	5,703	319,026
Lonza Group AG (Switzerland)	4,579	2,742,780
M3, Inc. (Japan)	36,500	515,263
MacroGenics, Inc. †	18,828	277,148
McKesson Corp.	11,049	5,931,656
Medpace Holdings, Inc. †	2,174	878,622
Medtronic PLC	7,779	677,940
Merck & Co., Inc.	132,259	17,451,575
Merck KGaA (Germany)	5,435	959,276
Neurocrine Biosciences, Inc. †	5,516	760,767
Novartis AG (Switzerland)	25,643	2,484,259
Novo Nordisk A/S Class B (Denmark)	43,552	5,551,520
Nurix Therapeutics, Inc. †	7,948	116,836
Nuvation Bio, Inc. †	24,176	88,001
Ono Pharmaceutical Co., Ltd. (Japan)	28,700	465,346
Option Care Health, Inc. †	11,756	394,296
OraSure Technologies, Inc. †	16,940	104,181
Pacific Biosciences of California, Inc. †	14,564	54,615
PetIQ, Inc. †	5,927	108,346
PTC Therapeutics, Inc. †	13,315	387,333
QIAGEN NV (Netherlands)	5,500	236,445
Quanterix Corp. †	5,785	136,295
RAPT Therapeutics, Inc. †	4,958	44,523
Regeneron Pharmaceuticals, Inc. †	6,289	6,053,099
Roche Holding AG (Switzerland)	877	223,371
RxSight, Inc. †	1,600	82,528
Sabra Health Care REIT, Inc. R	17,397	256,954
Sandoz Group AG (Switzerland) †	30,143	909,454
Sanofi SA (France)	20,563	2,017,892
Schrodinger, Inc. †	2,771	74,817
Select Medical Holdings Corp.	9,778	294,807
Semler Scientific, Inc. †	1,426	41,653
Shionogi & Co., Ltd. (Japan)	9,800	501,718
Sonic Healthcare, Ltd. (Australia)	13,226	253,477
Stryker Corp.	1,854	663,491

22 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Health care cont.
Surmodics, Inc. †	1,914	$56,157
Swedish Orphan Biovitrum AB (Sweden) †	4,454	111,184
Teladoc Health, Inc. †	22,701	342,785
Tenet Healthcare Corp. †	6,837	718,637
TG Therapeutics, Inc. †	7,446	113,254
Thermo Fisher Scientific, Inc.	8,303	4,825,787
UnitedHealth Group, Inc.	17,214	8,515,766
Vertex Pharmaceuticals, Inc. †	20,058	8,384,445
Vir Biotechnology, Inc. †	17,721	179,514
Voyager Therapeutics, Inc. †	11,933	111,096
Wave Life Sciences, Ltd. †	18,209	112,350
West Pharmaceutical Services, Inc.	865	342,289
Xencor, Inc. †	15,605	345,339
Zymeworks, Inc. †	13,223	139,106
		176,209,152
Homebuilding (0.6%)
Beazer Homes USA, Inc. †	11,119	364,703
Forestar Group, Inc. †	4,944	198,699
Hovnanian Enterprises, Inc. Class A †	2,142	336,165
KB Home	1,394	98,807
Lennar Corp. Class A	4,751	817,077
M/I Homes, Inc. †	3,355	457,253
Meritage Homes Corp.	1,010	177,215
NVR, Inc. †	86	696,597
PulteGroup, Inc.	59,192	7,139,739
Taylor Wimpey PLC (United Kingdom)	119,097	206,011
Toll Brothers, Inc.	5,851	756,944
TRI Pointe Homes, Inc. †	12,600	487,116
		11,736,326
Leisure (—%)
MasterCraft Boat Holdings, Inc. †	3,312	78,561
		78,561
Lodging/Tourism (0.3%)
Accor SA (France)	13,119	612,844
Hilton Worldwide Holdings, Inc.	16,748	3,572,516
Host Hotels & Resorts, Inc. R	30,724	635,372
InterContinental Hotels Group PLC (United Kingdom)	9,189	955,898
MGM Resorts International †	14,910	703,901
Ryman Hospitality Properties, Inc. R	4,574	528,800
		7,009,331
Media (0.9%)
Netflix, Inc. †	24,054	14,608,716
Universal Music Group NV (Netherlands)	87,947	2,645,299
		17,254,015
Publishing (0.2%)
S&P Global, Inc.	4,454	1,894,954
TOPPAN Holdings, Inc. (Japan)	23,300	597,045
Wolters Kluwer NV (Netherlands)	8,128	1,273,243
		3,765,242

Dynamic Asset Allocation Balanced Fund 23

COMMON STOCKS (71.9%)* cont.	Shares	Value
Retail (4.9%)
Abercrombie & Fitch Co. Class A †	1,462	$183,232
Amazon.com, Inc. †	277,224	50,005,666
American Eagle Outfitters, Inc.	11,013	284,025
Associated British Foods PLC (United Kingdom)	27,779	875,830
AutoZone, Inc. †	207	652,392
BJ’s Wholesale Club Holdings, Inc. †	22,683	1,715,969
BlueLinx Holdings, Inc. †	1,749	227,790
Buckle, Inc. (The)	1,934	77,882
Caleres, Inc.	9,059	371,691
Designer Brands, Inc. Class A	6,902	75,439
Dillard’s, Inc. Class A	964	454,661
Fast Retailing Co., Ltd. (Japan)	2,500	778,504
G-III Apparel Group, Ltd. †	2,382	69,102
GMS, Inc. †	5,092	495,655
Home Depot, Inc. (The)	14,304	5,487,014
Industria de Diseno Textil SA (Spain)	35,248	1,774,734
J. Jill, Inc. †	2,845	90,955
Lululemon Athletica, Inc. (Canada) †	6,291	2,457,579
O’Reilly Automotive, Inc. †	4,132	4,664,532
Pan Pacific International Holdings Corp. (Japan)	24,400	651,666
Ross Stores, Inc.	16,341	2,398,205
Target Corp.	21,994	3,897,557
TJX Cos., Inc. (The)	16,410	1,664,302
Upbound Group, Inc.	1,042	36,689
Urban Outfitters, Inc. †	1,680	72,946
Walmart, Inc.	295,782	17,797,203
Williams-Sonoma, Inc.	2,809	891,942
		98,153,162
Semiconductor (1.2%)
Applied Materials, Inc.	20,882	4,306,495
ASML Holding NV (Netherlands)	6,292	6,056,364
Axcelis Technologies, Inc. †	653	72,823
Disco Corp. (Japan)	4,600	1,737,839
KLA Corp.	13,145	9,182,703
Lam Research Corp.	899	873,441
MaxLinear, Inc. †	15,837	295,677
Novatek Microelectronics Corp. (Taiwan)	18,000	339,713
Renesas Electronics Corp. (Japan)	69,100	1,218,996
		24,084,051
Software (6.3%)
Adobe, Inc. †	19,792	9,987,043
Amdocs, Ltd.	3,447	311,505
Atlassian Corp. Class A †	3,362	655,960
Autodesk, Inc. †	2,513	654,435
Blackline, Inc. †	1,098	70,909
Cadence Design Systems, Inc. †	41,331	12,865,514
Domo, Inc. Class B †	15,178	135,388
F5 Networks, Inc. †	3,553	673,613
HubSpot, Inc. †	4,139	2,593,331

24 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Software cont.
Intapp, Inc. †	7,939	$272,308
Manhattan Associates, Inc. †	3,121	780,968
Microsoft Corp.	180,477	75,930,283
MicroStrategy, Inc. Class A †	69	117,615
Nexon Co., Ltd. (Japan)	7,700	127,672
Oracle Corp.	73,942	9,287,855
Paycom Software, Inc.	3,609	718,227
Pegasystems, Inc.	10,566	682,986
PROS Holdings, Inc. †	5,992	217,689
ROBLOX Corp. Class A †	16,045	612,598
SAP SE (Germany)	1,013	197,220
Square Enix Holdings Co., Ltd. (Japan)	27,300	1,060,585
Squarespace, Inc. Class A †	12,401	451,892
TIS, Inc. (Japan)	14,400	312,866
Veeva Systems, Inc. Class A †	27,543	6,381,438
Workday, Inc. Class A †	2,418	659,510
		125,759,410
Technology (—%)
Amkor Technology, Inc.	2,102	67,768
		67,768
Technology services (4.7%)
Alphabet, Inc. Class A †	178,757	26,979,794
Alphabet, Inc. Class C †	95,081	14,477,033
DocuSign, Inc. †	32,412	1,930,135
eBay, Inc.	13,162	694,690
Fair Isaac Corp. †	1,598	1,996,877
Fiserv, Inc. †	4,251	679,395
GoDaddy, Inc. Class A †	17,223	2,044,026
HealthStream, Inc.	3,086	82,273
Integral Ad Science Holding Corp. †	15,299	152,531
Leidos Holdings, Inc.	5,073	665,020
Meta Platforms, Inc. Class A	57,943	28,135,962
NEC Corp. (Japan)	7,900	573,530
Palo Alto Networks, Inc. †	7,598	2,158,820
Prosus NV (China)	65,229	2,046,074
Q2 Holdings, Inc. †	2,135	112,216
Roku, Inc. †	10,698	697,189
Salesforce, Inc. †	21,694	6,533,799
Scout24 SE (Germany)	20,128	1,517,017
SCSK Corp. (Japan)	28,400	532,336
Spotify Technology SA (Sweden) †	2,375	626,763
Unisys Corp. †	27,579	135,413
VeriSign, Inc. †	3,404	645,092
Western Union Co. (The)	49,105	686,488
Xerox Holdings Corp.	8,074	144,525
		94,246,998
Textiles (0.1%)
Deckers Outdoor Corp. †	746	702,180
Hermes International (France)	759	1,937,392
		2,639,572

Dynamic Asset Allocation Balanced Fund 25

COMMON STOCKS (71.9%)* cont.	Shares	Value
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The) †	6,387	$87,694
		87,694
Toys (0.2%)
JAKKS Pacific, Inc. †	2,221	54,859
Nintendo Co., Ltd. (Japan)	56,200	3,042,774
		3,097,633
Transportation (1.3%)
ArcBest Corp.	533	75,953
Ardmore Shipping Corp. (Ireland)	4,335	71,181
Arlo Technologies, Inc. †	16,470	208,346
Canadian National Railway Co. (Canada)	15,027	1,978,787
Canadian Pacific Kansas City, Ltd. (Canada)	33,093	2,917,810
CSX Corp.	17,598	652,358
Daseke, Inc. †	8,396	69,687
Deutsche Lufthansa AG (Germany) †	38,407	301,691
Deutsche Post AG (Germany)	20,471	881,528
Expeditors International of Washington, Inc.	5,531	672,404
FedEx Corp.	18,231	5,282,250
Hub Group, Inc. Class A	5,821	251,584
International Seaways, Inc.	1,371	72,937
Kuehne + Nagel International AG (Switzerland)	798	222,097
Matson, Inc.	4,014	451,174
Norfolk Southern Corp.	2,514	640,743
Qantas Airways, Ltd. (voting rights) (Australia) †	258,945	919,641
Ryanair Holdings PLC ADR (Ireland)	8,938	1,301,283
Scorpio Tankers, Inc.	6,762	483,821
SG Holdings Co., Ltd. (Japan)	13,400	168,452
SITC International Holdings Co., Ltd. (Hong Kong)	32,000	58,465
SkyWest, Inc. †	6,594	455,514
Southwest Airlines Co.	65,544	1,913,229
Teekay Corp. (Bermuda) †	19,065	138,793
Teekay Tankers, Ltd. Class A (Canada)	7,344	428,963
Union Pacific Corp.	22,559	5,547,935
Westinghouse Air Brake Technologies Corp.	4,803	699,701
		26,866,327
Utilities and power (1.8%)
ALLETE, Inc.	6,811	406,208
Ameren Corp.	30,342	2,244,094
American States Water Co.	539	38,937
Black Hills Corp.	1,398	76,331
Centrica PLC (United Kingdom)	500,595	806,526
Chesapeake Utilities Corp.	708	75,968
Constellation Energy Corp.	23,111	4,272,068
Dominion Energy, Inc.	13,703	674,051
DTE Energy Co.	5,680	636,955
Duke Energy Corp.	6,958	672,908
E.ON SE (Germany)	93,478	1,299,436
Edison International	9,644	682,120
Enel SpA (Italy)	166,768	1,100,916

26 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (71.9%)* cont.	Shares	Value
Utilities and power cont.
Eni SpA (Italy)	18,351	$290,001
Entergy Corp.	6,499	686,814
Eversource Energy	11,028	659,144
Exelon Corp.	68,060	2,557,015
National Fuel Gas co.	13,422	721,030
New Jersey Resources Corp.	2,469	105,945
NextEra Energy, Inc.	11,956	764,108
Northwest Natural Holding Co.	2,562	95,358
NRG Energy, Inc.	67,690	4,581,936
Otter Tail Corp.	805	69,552
PG&E Corp.	41,579	696,864
PNM Resources, Inc.	7,754	291,861
Portland General Electric Co.	2,865	120,330
Public Service Enterprise Group, Inc.	10,410	695,180
RWE AG (Germany)	16,247	551,433
SJW Group	1,909	108,030
Southern Co. (The)	9,231	662,232
Tokyo Gas Co., Ltd. (Japan)	47,400	1,099,362
Unitil Corp.	1,396	73,081
Vistra Corp.	106,781	7,437,297
Xcel Energy, Inc.	13,317	715,764
		35,968,855
Total common stocks (cost $869,069,366)		$1,445,141,695

CORPORATE BONDS AND NOTES (13.0%)*	Principal amount	Value
Basic materials (1.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$400,000	$434,181
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	225,000	232,565
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	75,000	70,575
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	295,000	290,471
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	205,000	210,188
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	180,000	161,076
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	210,000	190,472
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	222,000	223,249
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	265,000	245,850
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	110,000	111,626
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	110,000	98,656
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	120,000	120,495
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	271,000	281,139
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	246,000	255,090
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,269,000	1,292,489

Dynamic Asset Allocation Balanced Fund 27

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Basic materials cont.
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		$300,000	$273,497
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		200,000	216,250
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,008,000	901,976
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	386,172
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	76,587
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		170,000	156,526
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		250,000	248,248
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	117,313
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		200,000	194,250
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		309,000	303,873
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		205,000	202,690
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		265,000	265,708
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	328,673
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	567,063
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	149,726
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	133,400
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	139,394
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	226,905
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	242,184
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	209,770
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	452,617
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		160,000	144,200
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		235,000	219,725
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		200,000	189,682
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	508,053
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	65,984
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	143,719
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	66,504
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	94,569

28 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Basic materials cont.
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	$199,970
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		295,000	265,629
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	183,526
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		275,000	280,157
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	167,005
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		95,000	103,788
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	567,125
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		145,000	145,363
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	42,950
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		130,000	119,941
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	110,000	111,413
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		$143,000	134,838
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	612,971
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	224,964
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	105,576
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	229,022
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	237,977
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		140,000	130,602
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		70,000	72,612
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	363,293
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	300,903
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	193,250
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		225,000	239,625
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		320,000	292,077
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		290,000	260,111
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		145,000	146,465
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	240,108
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		795,000	514,809
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	274,191
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	962,945
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	787,996
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	175,815
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		39,000	44,307
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		245,000	247,450
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		270,000	241,620
			20,663,774

Dynamic Asset Allocation Balanced Fund 29

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Capital goods (0.7%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	$144,129
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	161,210
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	221,655
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		255,000	160,650
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	344,400
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		43,000	42,140
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	268,709
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	756,243
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		340,000	313,175
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,299,445
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	144,988
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		290,000	295,705
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		70,000	70,049
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		30,000	30,892
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		156,000	158,245
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		30,000	30,038
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		185,000	197,539
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	290,765
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		100,000	108,898
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	144,128
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	141,908
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	198,062
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$130,000	130,955
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	157,368
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		620,000	617,675
ESAB Corp. 144A company guaranty sr. unsec. notes 6.25%, 4/15/29		30,000	30,113
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		190,000	178,684
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		70,000	71,737
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		495,000	440,398
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		599,000	540,912
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	458,124
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	276,959
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	110,988
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	343,080
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	257,966

30 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Capital goods cont.
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		$298,000	$262,034
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		295,000	300,458
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,030
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	81,400
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	161,588
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		95,000	86,984
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		125,000	116,682
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		110,000	110,209
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		857,000	828,962
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	182,617
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	220,129
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		280,000	313,198
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		75,000	81,809
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		150,000	141,613
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	130,500	136,247
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		$235,000	230,007
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	218,600
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		45,000	46,375
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	193,685
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		260,000	263,250
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		195,000	197,007
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	155,000	160,824
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		$220,000	217,879
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	81,105
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		497,000	467,381
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		323,000	326,022
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		55,000	55,890
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		55,000	55,565
			14,695,482
Communication services (1.4%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	142,049
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	135,207
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R		724,000	612,908
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R		413,000	363,125

Dynamic Asset Allocation Balanced Fund 31

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Communication services cont.
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	$844,000	$790,360
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	788,000	749,072
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	285,000	262,703
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	2,055,000	1,436,908
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	165,000	159,967
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	804,000	643,984
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	1,045,000	935,848
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	253,000	248,390
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	180,000	164,781
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,255,000	1,077,594
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	160,000	130,664
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	355,000	289,724
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	731,000	621,884
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	702,000	650,629
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	730,000	540,354
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	250,000	246,957
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	327,000	202,233
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	189,000	116,072
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	557,000	407,319
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	307,000	248,555
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	265,000	259,773
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	156,000	148,221
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	450,000	426,023
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	591,000	560,230
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	385,000	349,953
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	187,000	180,593
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	370,000	370,577
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	285,000	150,871
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	514,219
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	275,000	260,160
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	175,000	72,990

32 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Communication services cont.
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	$115,000	$90,552
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	400,000	217,408
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	266,000	238,131
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	1,563,000	1,466,176
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	315,000	304,963
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	170,000	173,948
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	174,000	177,915
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	385,000	180,950
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	600,000	595,833
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	455,000	484,865
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	1,231,000	1,010,809
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	119,000	111,477
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,210,000	1,165,360
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	69,000	68,264
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	155,000	134,610
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	6,000	6,026
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	660,000	657,588
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	340,000	314,442
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	328,000	352,754
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,130,000	993,608
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	957,000	699,740
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	755,000	711,723
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,995,000	1,950,601
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	360,000	324,095
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	185,000	134,125
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	200,000	172,470
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	510,000	437,963
		27,647,293
Consumer cyclicals (1.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	295,000	270,271
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	458,000	437,390
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	328,000	295,341

Dynamic Asset Allocation Balanced Fund 33

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	$235,000	$238,007
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	345,000	296,846
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	270,000	252,784
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	225,000	202,256
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	140,800	125,373
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	350,000	360,987
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	125,000	126,251
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	255,000	264,273
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	240,000	245,160
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	140,000	138,598
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	820,000	713,683
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)	536,000	489,618
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	524,000	517,531
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	230,000	240,767
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	410,000	376,768
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	40,000	40,352
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	345,000	354,137
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	415,000	378,426
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	285,000	292,767
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	70,000	73,009
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	130,000	142,189
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	420,000	415,689
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	160,000	174,537
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	190,000	168,473
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	235,000	226,775
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	30,000	30,075
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	185,000	175,131
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	280,000	278,600
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	325,000	284,635
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	160,000	146,276
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	285,000	287,850

34 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		$1,056,000	$960,512
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	113,290
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$150,000	154,499
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		210,000	208,046
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		280,000	279,300
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		375,000	358,365
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		60,000	61,275
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		75,000	71,864
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		45,000	40,277
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		265,000	237,212
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	66,441
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		460,000	420,112
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.375%, 11/15/31		255,000	167,208
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	172,414
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		185,000	189,625
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		245,000	234,906
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	276,232
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		641,000	633,784
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		41,000	43,074
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		107,000	107,425
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		215,000	215,745
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		157,807	88,155
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany) ‡‡	EUR	200,000	233,467
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		$1,275,000	1,252,457
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		18,000	15,080
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		285,000	256,144
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		235,000	220,328
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		668,000	659,548
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	429,875

Dynamic Asset Allocation Balanced Fund 35

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		$295,000	$311,264
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		45,000	46,796
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	384,963
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		225,000	222,533
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	121,311
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	90,121
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		285,000	252,146
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	95,638
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		290,000	273,168
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	338,371
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		100,000	75,023
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		200,000	184,060
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	783,601
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		100,000	105,500
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		140,000	144,900
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		360,000	340,407
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		190,000	169,338
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	798,787
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	140,336
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	832,269
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		578,000	589,842
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		119,000	111,751
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	201,179
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		150,000	136,675
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		180,000	188,536
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		155,000	149,181
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		175,000	157,151
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		169,000	154,579
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	255,725
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)		135,000	170,406
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		190,000	186,120
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		9,000	6,373
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		140,000	145,457
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		295,000	316,407
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	50,398

36 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		$160,000	$158,562
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	53,077
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	80,563
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	85,864
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	151,876
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		235,000	227,185
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	193,370
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	229,299
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	214,995
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		215,000	217,818
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		315,000	308,714
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	181,644
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	75,462
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	116,403
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	19,088
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	274,056
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		60,000	60,610
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	170,771
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	306,161
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	373,941
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	364,162
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		265,000	264,326
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		100,000	106,641
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		90,000	89,896
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	167,120
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	114,195
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		175,000	178,283
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		45,000	44,498
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		345,000	282,038
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		250,000	273,403
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		100,000	100,433
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	496,712
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		2,001,000	1,787,370

Dynamic Asset Allocation Balanced Fund 37

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		$695,000	$663,258
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		420,000	411,956
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		95,000	94,908
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		30,000	29,383
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		345,000	357,075
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		210,000	198,944
			35,281,857
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		250,000	222,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		160,000	152,228
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		220,000	212,915
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	203,526
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	303,064
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	237,731
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	227,363
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	959,276
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		120,000	128,353
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	290,000	311,678
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$125,000	125,599
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		260,000	235,407
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		240,000	243,300
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		225,000	212,920
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		140,000	142,169
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		196,000	173,529
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		354,000	403,693
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	470,596
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	136,239
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		295,000	264,884
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	235,725
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26		100,000	90,754

38 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Consumer staples cont.
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	$120,000	$120,003
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	183,000	162,037
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	730,000	656,513
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	480,000	479,595
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	1,174,000	1,186,615
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	86,000	84,216
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	194,000	184,773
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	240,000	218,833
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	111,000	106,383
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	210,000	178,448
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	404,000	359,456
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	614,000	579,439
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	675,000	740,919
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	265,000	139,181
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	265,000	264,272
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	55,000	57,240
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	145,000	137,642
		11,349,264
Energy (0.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	130,000	132,719
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	109,000	111,949
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	220,000	229,887
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	440,000	465,300
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	25,000	27,391
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	370,000	370,139
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,715,000	1,632,246
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	215,000	215,897
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	35,000	37,582

Dynamic Asset Allocation Balanced Fund 39

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Energy cont.
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	$130,000	$136,853
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	260,000	278,216
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	225,000	230,061
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	217,346
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	90,000	85,828
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	197,304
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	137,637
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	370,000	374,022
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	771,000	777,250
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	180,000	186,668
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	125,000	121,118
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	215,000	208,048
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	95,000	87,296
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	270,000	267,842
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	450,000	438,188
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	250,000	244,532
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	155,000	155,188
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	190,000	189,650
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	705,000	723,417
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	185,000	200,801
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	397,000	441,908
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	1,045,000	1,062,278
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	205,000	224,620
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	75,000	78,293
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	275,000	271,836
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	162,000	164,626
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	110,000	109,549
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	270,000	216,541
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	188,000	156,349

40 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	$540,000	$509,336
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	187,000	187,193
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	150,000	149,721
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	325,000	304,142
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	235,000	246,559
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	250,000	258,575
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	100,000	99,911
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	135,000	135,135
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	240,000	241,028
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	545,000	501,704
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	80,000	76,997
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	535,000	519,610
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	425,000	406,840
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	200,000	189,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	115,000	110,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	444,000	425,035
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	60,000	61,584
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	145,125	145,292
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	135,000	140,496
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	90,000	93,841
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	235,000	244,921
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	115,274
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	90,000	91,238
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	200,000	180,029
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	210,000	226,326
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	230,000	247,908
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	300,000	309,381
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	115,000	117,321
Viper Energy Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	155,000	161,134
Viper Energy Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	70,000	68,515

Dynamic Asset Allocation Balanced Fund 41

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Energy cont.
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	$110,000	$112,063
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	55,000	55,344
		17,938,728
Financials (3.9%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	196,918
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,245,000	1,067,782
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	900,000	851,150
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	215,000	210,535
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	252,000	220,541
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	490,000	476,742
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	110,000	111,697
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,272,000	1,150,382
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	680,000	673,991
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	360,000	363,607
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	807,000	898,911
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	442,000	429,372
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	312,000	267,446
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	380,000	379,414
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	189,848
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	385,000	323,432
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	449,000	412,459
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	421,000	387,669
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	195,000	200,604
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	504,000	487,488
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	175,000	191,148
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	280,000	266,542
Athene Global Funding 144A notes 1.985%, 8/19/28	905,000	781,490
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	201,023
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	387,144
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,163,143
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	600,000	593,263
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	320,000	320,884
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	2,328,000	2,146,299
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	672,000	578,889
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,112,000	1,867,150

42 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.351%, 9/15/26	$125,000	$125,249
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,572,000	1,669,612
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	555,000	538,727
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	430,000	432,189
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	812,000	547,979
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	176,000	160,795
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	270,000	210,815
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	375,000	307,373
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	194,604
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,000,000	1,002,581
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	432,000	425,627
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	280,000	279,838
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,934,000	1,490,328
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	441,000	416,204
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,674,000	2,541,599
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	609,000	587,241
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	415,000	368,527
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	776,000	754,889
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	705,000	702,255
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	204,584
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	250,000	210,871
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	246,000	230,320
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	525,000	528,085
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	402,000	375,862
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	280,000	301,163
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	233,249
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	600,000	589,953
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,491,000	1,395,840
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	136,805
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	255,000	260,419
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,124,000	1,109,741
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,137,000	1,167,798
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	220,000	208,763
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	60,000	65,775
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	220,000	239,250
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	220,000	213,461

Dynamic Asset Allocation Balanced Fund 43

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Financials cont.
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	$1,157,000	$1,121,829
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	87,000	91,170
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	329,000	278,663
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	85,000	87,764
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	336,000	282,854
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	148,000	146,711
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	109,000	99,557
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,554,000	2,458,310
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	220,000	224,750
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	485,000	498,433
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32	140,000	140,943
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	781,000	594,911
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	115,000	98,048
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	345,000	349,261
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	597,000	429,486
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	297,000	231,592
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	182,000	176,338
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	405,000	405,429
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	365,000	373,628
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,256,000	1,234,791
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	758,000	674,608
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	127,000	120,617
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	140,000	134,826
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	360,000	367,318
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,616,000	2,490,970
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,198,000	1,221,914
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	1,000,000	874,158
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	136,000	132,608
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	340,000	313,928
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	185,000	168,170
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	63,844
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	330,000	308,743
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	445,000	436,205
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	377,000	394,836

44 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Financials cont.
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	$45,000	$45,802
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	30,000	30,475
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	393,000	386,529
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	321,638
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	575,000	561,492
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	680,000	678,342
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	2,599,000	2,473,922
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	817,000	788,815
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	150,000	143,910
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	79,000	83,251
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	230,000	232,968
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	72,000	73,215
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	240,000	238,356
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	345,000	318,211
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	395,000	395,792
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	305,000	246,287
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	105,000	106,905
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	120,385
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	315,000	296,167
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	200,000	205,509
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	180,000	177,898
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	235,000	227,555
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	1,380,000	1,286,934
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	236,000	204,547
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	106,000	97,608
Protective Life Global Funding 144A 5.467%, 12/8/28	435,000	442,796
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	70,000	72,087
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	125,000	125,000
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	965,000	922,944
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	540,000	519,185
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	340,000	339,603
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	640,000	629,593

Dynamic Asset Allocation Balanced Fund 45

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Financials cont.
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	$455,000	$455,674
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	342,000	323,406
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,375,000	1,318,267
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	395,000	364,635
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	581,000	574,464
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,227,000	965,347
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32	135,000	135,169
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	658,000	641,680
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	263,000	249,258
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	3,684,000	3,196,340
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	340,000	344,030
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	429,000	423,521
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	160,000	153,558
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)	78,000	74,146
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	359,000	253,373
		77,319,136
Health care (0.9%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	26,000	25,480
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	510,000	510,748
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	512,000	453,480
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	230,000	234,588
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	36,000	36,417
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	75,000	76,031
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	740,000	743,456
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	355,000	324,690
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	145,000	150,026
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	185,000	115,272
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	340,000	185,539
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	166,000	159,483
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	982,000	866,511
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	565,000	567,378
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	205,000	175,766
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	240,000	227,851
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	110,000	97,900
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	105,000	95,550
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	100,000	103,002
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	57,000	56,885
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	21,840

46 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.		Principal amount	Value
Health care cont.
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		$90,000	$82,836
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	115,703
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	277,240
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,415,000	1,306,721
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		18,271	18,326
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		238,269	217,909
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	248,753
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		230,000	233,218
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		261,000	254,874
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		230,000	234,205
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		116,000	113,734
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	229,183
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	721,468
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		59,000	57,424
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		330,000	307,407
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		405,000	368,634
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		145,000	137,049
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	656,952
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		994,000	859,210
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28		240,000	223,654
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		265,000	263,016
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		171,000	170,014
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		241,000	237,285
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		926,000	912,824
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,043,096
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	311,372
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	171,061
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		190,000	164,549
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	194,910
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	474,392
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	176,609
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	299,312
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	420,000	435,024

Dynamic Asset Allocation Balanced Fund 47

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Health care cont.
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	$200,000	$219,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	200,000	214,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	465,000	446,856
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	512,000	435,818
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	513,036
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	242,000	226,751
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	160,000	134,819
		18,937,137
Technology (0.8%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	145,000	131,225
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	975,000	926,305
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	2,007,000	1,852,754
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	556,000	482,107
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	105,000	92,409
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	105,000	87,956
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	783,000	759,063
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	2,010,000	1,903,169
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	107,000	85,156
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	170,000	173,537
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	345,000	329,475
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	740,000	702,232
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26	100,000	91,500
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	99,000	86,100
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	240,000	212,848
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	115,000	118,155
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	125,000	126,563
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	480,000	450,072
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	460,000	465,608
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	431,000	383,092
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	700,000	673,496
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	120,000	116,314
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	250,000	249,506
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	249,000	221,008
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	79,000	60,193
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	412,000	323,501
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	418,000	371,956
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,759,000	1,373,193
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	199,000	193,034
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	250,000	259,375

48 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Technology cont.
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	$525,000	$446,906
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	629,000	410,243
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	627,000	422,939
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	55,000	62,661
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	90,000	75,725
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	674,000	545,326
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	355,000	320,831
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	455,000	397,210
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	295,000	265,330
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	295,000	300,524
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	485,000	436,584
		16,985,181
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	230,000	226,080
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	172,500	171,325
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	446,000	380,070
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	216,000	205,480
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	255,000	248,219
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	83,700
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	90,000	87,006
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	490,000	484,322
		1,886,202
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28	230,000	229,553
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	320,000	296,335
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	481,000	393,534
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	220,000	218,796
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,094,000	1,057,926
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	181,000	149,843
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	48,000	47,503
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	155,000	142,181
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	141,459
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	216,904
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	340,000	346,332
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	781,000	622,689

Dynamic Asset Allocation Balanced Fund 49

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Utilities and power cont.
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	$416,000	$391,486
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	210,000	229,586
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	427,000	405,573
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity	200,000	220,500
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	815,000	701,600
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	122,000	119,536
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,308,000	1,205,589
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	86,000	86,532
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	113,000	109,676
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,375,000	1,284,115
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	387,000	346,869
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,680,000	1,437,697
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	169,000	170,939
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	680,000	679,778
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	75,000	75,926
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	370,000	370,445
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	265,000	246,560
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	580,000	658,218
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	410,000	408,314
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	430,000	431,636
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	180,000	179,045
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	180,000	193,087
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	174,550
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	605,507
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	110,000	105,018
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	99,000	89,136
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,000,000	1,030,475
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	670,000	675,850
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	300,000	285,070
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	162,790
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	258,000	256,345
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	425,000	433,078
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	95,000	97,144
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	140,000	138,620
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	387,000	362,949
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	151,000	149,917

50 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (13.0%)* cont.	Principal amount	Value
Utilities and power cont.
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	$155,000	$150,091
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	130,000	138,757
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	225,000	235,635
		18,906,694
Total corporate bonds and notes (cost $277,967,472)		$261,610,748

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$573,970	$590,689
5.50%, TBA, 4/1/54	2,000,000	1,998,823
5.50%, with due dates from 6/20/53 to 7/20/53	3,965,070	4,004,889
4.50%, TBA, 4/1/54	10,000,000	9,608,087
4.50%, with due dates from 5/15/47 to 5/20/49	348,417	338,707
4.00%, TBA, 4/1/54	7,000,000	6,551,037
3.00%, TBA, 4/1/54	28,000,000	24,696,518
3.00%, with due dates from 8/20/49 to 4/20/51	14,998,687	13,322,981
		61,111,731
U.S. Government Agency Mortgage Obligations (8.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	468,567	481,291
6.00%, 5/1/53	991,472	1,005,742
5.50%, 5/1/53	985,629	984,797
4.00%, 9/1/45	127,056	120,946
3.00%, with due dates from 2/1/47 to 1/1/48	9,024,817	7,928,019
2.50%, with due dates from 8/1/50 to 8/1/51	4,474,489	3,714,573
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	3,489,028	3,583,564
4.50%, 5/1/49	4,165	4,021
4.00%, 1/1/57	689,495	634,575
3.50%, 6/1/56	1,214,525	1,083,706
3.50%, with due dates from 4/1/52 to 5/1/52	5,131,134	4,635,774
3.00%, with due dates from 4/1/46 to 11/1/48	11,036,013	9,735,458
2.50%, with due dates from 7/1/50 to 8/1/51	22,850,263	19,051,021
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	9,000,000	9,193,360
6.00%, TBA, 4/1/54	8,000,000	8,075,938
5.00%, TBA, 4/1/54	23,000,000	22,448,359
3.50%, TBA, 4/1/54	18,000,000	16,105,079
2.50%, TBA, 4/1/54	41,000,000	33,890,666
2.50%, TBA, 4/1/39	22,000,000	19,991,640
		162,668,529
Total U.S. government and agency mortgage obligations (cost $234,408,337)		$223,780,260

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40 [i]	$116,000	$116,401
Total U.S. treasury obligations (cost $116,401)		$116,401

Dynamic Asset Allocation Balanced Fund 51

MORTGAGE-BACKED SECURITIES (3.1%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.47%, 10/25/53	$576,405	$580,226
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,972,840	553,180
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,330,598	964,043
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,678,412	1,391,899
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	5,215,195	1,058,319
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,276,001	976,805
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,510,477	932,909
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.931%, 4/15/37	30,645	33,876
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,745,767	895,904
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,324,978	565,112
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.617%, 4/15/44	4,870,522	415,810
REMICs Ser. 3391, PO, zero %, 4/15/37	2,365	1,974
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,970	3,324
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,953,229	738,463
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	7,415,848	1,273,622
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	7,047,002	760,372
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,672,825	924,548
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	7,108	5,719
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	769	610
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.469%, 4/20/51 W	713,845	724,777
Ser. 13-14, IO, 3.50%, 12/20/42	241,021	29,797
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	6,699,040	1,072,650
Ser. 15-H26, Class EI, IO, 1.748%, 10/20/65 W	1,308,027	52,059
FRB Ser. 16-H16, Class LI, IO, 0.758%, 7/20/66 W	9,730,243	386,108
Ser. 16-H16, Class EI, IO, 0.68%, 6/20/66 W	1,683,976	63,991
		14,406,097
Commercial mortgage-backed securities (1.0%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.948%, 5/15/53 W	5,176,815	226,493
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.54%, 5/15/36 (Cayman Islands)	359,904	358,764
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 8/15/34 (Cayman Islands)	326,000	322,746
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.521%, 11/17/38 (Cayman Islands)	534,139	530,473
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.549%, 4/15/37	521,429	504,952
BANK FRB Ser. 17-BNK8, Class B, 3.95%, 11/15/50 W	501,000	435,955
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.552%, 8/15/52 W	10,465,938	632,203
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.605%, 2/15/54 W	2,720,614	218,903

52 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.1%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.49%, 5/15/38 (Cayman Islands)	$796,276	$759,007
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	169,000	150,090
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	141,073	132,651
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	873,000	813,464
Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	741,387
COMM Mortgage Trust Ser. 15-CR23, Class AM, 3.801%, 5/10/48	301,000	292,426
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.919%, 11/10/46 W	225,275	209,448
FRB Ser. 14-CR18, Class C, 4.758%, 7/15/47 W	346,000	328,143
FRB Ser. 14-CR17, Class C, 4.72%, 5/10/47 W	392,000	360,009
FRB Ser. 14-UBS6, Class C, 4.427%, 12/10/47 W	500,000	444,266
FRB Ser. 15-LC21, Class B, 4.323%, 7/10/48 W	496,000	477,062
FRB Ser. 15-LC19, Class C, 4.211%, 2/10/48 W	855,000	791,922
FRB Ser. 14-UBS6, Class XA, IO, 0.812%, 12/10/47 W	4,858,390	8,847
FRB Ser. 14-LC17, Class XA, IO, 0.643%, 10/10/47 W	3,974,101	3,227
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 4.919%, 11/10/46 W	537,000	348,571
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	2,907,787	126
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.249%, 4/15/50 W	891,000	767,841
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	399,000	373,876
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	442,000	420,814
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	1,138,000	1,104,060
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	519,170
FRB Ser. 20-C19, Class XA, IO, 1.096%, 3/15/53 W	10,423,304	505,456
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44 W	964,895	905,942
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO, 0.889%, 6/10/47 W	2,940,510	2,012
FRB Ser. 14-GC24, Class XA, IO, 0.671%, 9/10/47 W	7,375,421	4,471
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.48%, 9/15/47 W	682,400	635,064
Ser. 16-C1, Class AS, 3.97%, 3/17/49	455,000	430,594
FRB Ser. 13-C12, Class C, 3.959%, 7/15/45 W	496,225	451,441
FRB Ser. 15-C33, Class XA, IO, 0.896%, 12/15/48 W	4,605,221	50,752
FRB Ser. 14-C25, Class XA, IO, 0.794%, 11/15/47 W	5,817,476	9,157
FRB Ser. 14-C19, Class XA, IO, 0.466%, 4/15/47 W	888,760	44
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	270,921	249,662
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.138%, 12/15/49 W	18,514	—
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.541%, 7/16/36 (Cayman Islands)	1,253,411	1,245,764

Dynamic Asset Allocation Balanced Fund 53

MORTGAGE-BACKED SECURITIES (3.1%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.407%, 8/15/47 W	$1,106,000	$1,066,474
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48 W	375,000	356,864
FRB Ser. 14-C17, Class XA, IO, 0.87%, 8/15/47 W	1,480,645	986
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.815%, 5/15/46 W	441,000	371,554
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 3.882%, 11/15/49 W	148,000	105,996
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.689%, 8/9/37 (Cayman Islands)	463,000	450,106
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	417,718	4
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.541%, 6/16/36	66,506	66,234
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.299%, 11/15/48 W	33,357	112
Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 0.968%, 8/15/50 W	3,488,209	311
FRB Ser. 16-LC25, Class XA, IO, 0.82%, 12/15/59 W	9,688,851	168,902
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.949%, 7/15/46 W	412,000	106,837
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.004%, 3/15/45 W	1,149,000	1,013,366
FRB Ser. 14-C22, Class XA, IO, 0.758%, 9/15/57 W	19,596,121	24,044
FRB Ser. 13-C14, Class XA, IO, 0.349%, 6/15/46 W	333,905	13
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default) † W	257,303	76,466
FRB Ser. 12-C9, Class D, 4.562%, 11/15/45 W	25,441	24,803
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46 W	437,000	173,139
		20,773,466
Residential mortgage-backed securities (non-agency) (1.4%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	302,687	308,111
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	1,096,479	625,776
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	74,219	70,337
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	116,400	107,596
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.044%, 9/25/45	84,660	79,294
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	224,067	225,607
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.32%, 8/25/69	451,523	447,160
Ser. 21-C, Class A1, 1.62%, 3/1/61	398,089	380,177
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	500,000	459,131
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	1,666,000	1,555,652
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.985%, 5/25/35 W	118,338	114,436

54 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.1%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.103%, 11/20/35	$168,234	$151,365
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	383,104	321,055
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	739,663	635,345
FRB Ser. 06-24CB, Class A19, (CME Term SOFR 1 Month + 0.61%), 5.75%, 8/25/36	361,033	162,307
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.623%, 2/20/47	403,056	306,716
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	813,148	521,472
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	233,382	223,343
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60 W	251,511	242,422
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.435%, 12/25/28	394,019	418,588
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.135%, 4/25/28	307,916	321,352
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.81%), 10.135%, 3/25/28	76,500	78,874
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 8/25/29	355,606	371,831
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (US 30 Day Average SOFR + 2.46%), 7.785%, 4/25/30	139,039	143,080
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.27%, 6/25/42	632,293	650,565
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.97%, 7/25/42	786,154	807,036
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/33	610,701	622,774
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/42	229,360	234,124
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.52%, 5/25/42	330,000	335,723
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.47%, 9/25/42	77,303	78,228
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.42%, 3/25/42	6,505	6,571
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 6/25/43	108,636	109,417
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 4/25/42	111,639	113,083
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.17%, 11/25/43	87,385	88,396
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.17%, 1/25/42	281,000	282,278

Dynamic Asset Allocation Balanced Fund 55

MORTGAGE-BACKED SECURITIES (3.1%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.12%, 11/25/41	$115,000	$115,583
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.12%, 1/25/51	11,413	11,502
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.97%, 1/25/34	51,971	52,491
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.67%, 2/25/44	104,603	104,865
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.62%, 2/25/42	232,443	233,024
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.32%, 1/25/42	252,722	252,681
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.17%, 9/25/41	155,237	154,501
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.385%, 8/25/28	352,776	373,469
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.185%, 8/25/28	445,658	473,551
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.435%, 9/25/28	280,512	293,189
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.335%, 10/25/28	62,152	66,213
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.135%, 4/25/28	708,118	747,949
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.885%, 1/25/29	593,172	621,965
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.785%, 5/25/29	393,283	415,600
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 4/25/29	272,302	285,467
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 1/25/29	713,834	746,025
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.085%, 9/25/29	95,000	99,376
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 7/25/29	320,433	332,583
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.335%, 7/25/24	50,841	51,143
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.235%, 2/25/30	106,000	110,248
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.085%, 2/25/30	39,565	40,015
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.785%, 1/25/31	197,215	201,899
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.635%, 8/25/30	14,024	14,374

56 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.1%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 4/25/42	$901,000	$928,541
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	450,000	462,656
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.271%, 6/25/42	304,881	313,572
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.07%, 5/25/42	154,624	158,596
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.87%, 7/25/42	134,130	137,673
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.821%, 9/25/42	178,057	181,045
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.585%, 11/25/39	70,683	71,220
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.485%, 1/25/40	192,404	195,256
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.42%, 3/25/42	455,113	461,656
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.32%, 3/25/42	308,727	312,346
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.271%, 9/25/43	39,492	39,862
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.22%, 4/25/42	78,186	78,577
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.22%, 12/25/41	136,000	137,020
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.02%, 7/25/43	14,339	14,465
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.97%, 12/25/41	51,000	51,032
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.52%, 1/25/42	332,828	334,908
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.42%, 2/25/44	10,757	10,760
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.32%, 12/25/41	141,065	141,109
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.22%, 11/25/41	46,649	46,621
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.17%, 12/25/41	6,270	6,264
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	345,262	339,913
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	421,110	381,895
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	159,586	158,671
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.019%, 3/25/54	211,033	212,814
Legacy Mortgage Asset Trust 144A FRB Ser. 20-GS1, Class A1, 6.882%, 10/25/59	346,180	346,264

Dynamic Asset Allocation Balanced Fund 57

MORTGAGE-BACKED SECURITIES (3.1%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.244%, 2/25/34	$398,231	$391,401
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	155,214	155,896
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	572,787	581,996
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.269%, 8/25/34	138,770	129,134
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.991%, 8/26/47 W	78,870	75,486
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.344%, 1/25/48	174,738	172,917
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.494%, 10/25/34	223,337	218,051
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	886,000	842,303
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	214,000	192,049
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65 W	757,000	639,363
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.294%, 5/25/47	457,519	360,602
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	118,084	116,947
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	282,000	257,394
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.404%, 7/25/45	142,735	138,336
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 6.244%, 8/25/45	114,964	110,399
FRB Ser. 07-HY2, Class 1A1, 3.992%, 12/25/36 W	311,242	282,875
		27,584,820
Total mortgage-backed securities (cost $62,704,304)		$62,764,383

COLLATERALIZED LOAN OBLIGATIONS (1.1%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.647%, 4/23/34 (Cayman Islands)	$331,000	$331,022
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.676%, 4/15/34 (Cayman Islands)	591,000	591,147
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/20/34 (Cayman Islands)	350,000	350,153
AB BSL CLO 4, Ltd. 144A FRB Ser. 23-4A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.318%, 4/20/36 (Cayman Islands)	300,000	302,347
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	407,000	407,228
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.838%, 7/20/35 (Jersey)	300,000	300,144
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.736%, 10/25/32 (Cayman Islands)	500,000	496,561

58 Dynamic Asset Allocation Balanced Fund

COLLATERALIZED LOAN OBLIGATIONS (1.1%)* cont.	Principal amount	Value
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	$250,000	$250,111
Bain Capital CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	339,000	338,868
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.119%, 7/24/36 (Jersey)	496,000	499,489
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 7/20/34	350,000	348,128
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.068%, 4/20/36 (Cayman Islands)	476,000	478,490
Birch Grove CLO 4, Ltd. 144A FRB Ser. 22-4A, Class B1, (CME Term SOFR 3 Month + 2.10%), 7.414%, 4/15/34 (Cayman Islands)	300,000	300,085
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	450,000	450,151
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.829%, 11/22/34 (Cayman Islands)	454,000	452,214
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.746%, 10/15/34 (Cayman Islands)	268,000	267,998
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.768%, 7/17/34 (Cayman Islands)	309,000	309,007
Cedar Funding VI CLO, Ltd. 144A FRB Ser. 21-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 6.629%, 4/20/34 (Cayman Islands)	450,000	450,000
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	500,000	500,072
CIFC Funding, Ltd. 144A FRB Ser. 21-5A, Class A1R1, (CME Term SOFR 3 Month + 1.40%), 6.716%, 1/15/35 (Cayman Islands)	500,000	500,532
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	350,000	350,029
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.816%, 7/15/36	478,000	478,268
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	365,000	364,641
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.579%, 7/20/30	300,000	297,872
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.114%, 4/16/36 (Cayman Islands)	850,000	855,446
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.829%, 4/18/37 ##	422,000	422,076
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.799%, 4/20/34 (Cayman Islands)	500,000	500,297
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	500,000	499,849
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	300,000	300,127
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.848%, 4/17/34 (Cayman Islands)	337,000	337,015
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	550,000	550,043
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.696%, 7/15/34 (Cayman Islands)	300,000	299,996
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.826%, 7/25/34 (Cayman Islands)	400,000	400,078

Dynamic Asset Allocation Balanced Fund 59

COLLATERALIZED LOAN OBLIGATIONS (1.1%)* cont.	Principal amount	Value
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	$310,000	$310,309
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.564%, 7/16/36 (Cayman Islands)	400,000	401,020
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	750,000	755,121
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.866%, 1/15/35 (Cayman Islands)	250,000	248,666
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.826%, 8/26/34 (Cayman Islands)	600,000	597,617
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.226%, 1/15/35 (Cayman Islands)	350,000	350,249
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.569%, 5/15/32 (Cayman Islands)	1,178,000	1,177,978
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.969%, 1/20/34 (Cayman Islands)	750,000	750,580
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	500,000	500,094
RRX 3, Ltd. 144A FRB Ser. 21-3A, Class A1, (CME Term SOFR 3 Month + 1.58%), 6.896%, 4/15/34 (Cayman Islands)	250,000	250,088
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.776%, 7/15/34 (Cayman Islands)	500,000	500,157
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.379%, 7/20/34 (Cayman Islands)	350,000	350,158
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	758,000	757,994
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	300,000	299,993
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.756%, 7/15/32 (Cayman Islands)	300,000	300,017
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 1/20/29 (Cayman Islands)	600,000	596,824
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.97%, 4/20/37 (Jersey) ##	350,000	350,062
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.999%, 10/20/34	300,000	300,020
Total collateralized loan obligations (cost $22,216,434)		$22,376,431

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$174,778
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	226,925
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	504,000
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	402,515
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		860,000	851,808
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	367,705

60 Dynamic Asset Allocation Balanced Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)* cont.	Principal amount	Value
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)	$750,000	$598,442
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)	310,000	279,000
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)	550,000	544,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	560,000	564,905
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	276,031
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	262,000	260,678
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)	350,000	371,000
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	1,310,000	1,287,167
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	730,000	717,264
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	400,000	448,400
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	836,801
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	770,000	796,950
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	205,000	197,569
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	245,000	238,875
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	200,000	175,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	970,000	903,875
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	287,000	271,933
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	1,250,000	1,039,646
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	820,000	684,052
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	260,000	251,633
Total foreign government and agency bonds and notes (cost $13,696,424)		$13,271,452

SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.813%, 12/20/29	$34,216	$34,237
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.18%, 11/23/27	250,847	247,510
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	94,763	88,991
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	155,798	146,060

Dynamic Asset Allocation Balanced Fund 61

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Basic materials cont.
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.677%, 10/15/28	$44,663	$44,685
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	94,288	94,523
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	264,884	265,281
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.573%, 4/21/29	94,759	93,711
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/22/28	49,872	49,872
		1,064,870
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28	73,832	73,678
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30	273,493	274,292
Vertiv Group Corp. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.50%), 7.937%, 3/2/27	389,604	390,172
		738,142
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.825%, 9/13/29 (Luxembourg)	140,000	137,585
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29	161,023	160,767
		298,352
Consumer cyclicals (0.1%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	188,711	189,202
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 8/21/28	78,804	78,691
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.077%, 1/27/29	139,644	139,906
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.695%, 5/1/26	151,572	131,489
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.177%, 12/17/27	109,718	109,458
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	187,505	187,646
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	133,425	119,415
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	258,838	238,307
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	233,363	232,537
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	125,000	2,500
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	114,709	114,617
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	95,000	94,817
		1,638,585

62 Dynamic Asset Allocation Balanced Fund

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.18%, 11/18/29	$160,000	$157,150
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 6/30/28	109,725	106,488
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	162,216	162,181
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	341,321	258,851
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.077%, 3/27/28	197,778	198,421
		883,091
Energy (—%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	252,029	252,749
		252,749
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.574%, 6/20/30	30,320	30,326
		30,326
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	139,645	137,829
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	133,142	133,428
		271,257
Technology (—%)
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.58%, 12/8/28	34,913	35,109
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	59,399	59,085
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.405%, 12/1/27	184,300	184,728
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	98,276	98,972
		377,894
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	230,917	239,544
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	195,000	194,969
		434,513
Total senior loans (cost $6,182,320)		$5,989,779

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.194%, 5/7/24	$829,400	$829,561
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.279%, 6/29/24	870,000	869,807
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.044%, 1/25/46	12,321	12,315
Total asset-backed securities (cost $1,708,706)		$1,711,683

Dynamic Asset Allocation Balanced Fund 63

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4,500.00	$65,332,588	$12,434	$764,655
S&P 500 Index (Put)	Jun-24/4500.00	65,332,588	12,434	137,566
Total purchased options outstanding (cost $5,061,881)				$902,221

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$110,000	$82,775
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	192,000	152,160
Total convertible bonds and notes (cost $264,591)		$234,935

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	2,926	$187,527
Total convertible preferred stocks (cost $146,300)		$187,527

SHORT-TERM INVESTMENTS (5.7%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	93,061,408	$93,061,408
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	2,595,000	2,595,000
U.S. Treasury Bills 5.353%, 4/25/24 #		$12,200,000	12,157,244
U.S. Treasury Bills 5.383%, 5/23/24 # Φ		2,400,000	2,381,803
U.S. Treasury Bills 5.380%, 6/25/24 # ∆		3,800,000	3,753,599
Total short-term investments (cost $113,949,268)			$113,949,054

TOTAL INVESTMENTS
Total investments (cost $1,607,491,804)	$2,152,036,569

Key to holding’s currency abbreviations
EUR	Euro
USD /$	United States Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.

64 Dynamic Asset Allocation Balanced Fund

IO	Interest Only
JSC	Joint Stock Company
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,010,367,568.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $15,878,722 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $152,985 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $131,909 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
##	Forward commitment, in part or in entirety (Note 1).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.

Dynamic Asset Allocation Balanced Fund 65

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $65,239,202) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/20/24	$3,091,398	$3,108,509	$17,111
	Canadian Dollar	Sell	4/17/24	176,484	179,190	2,706
	Euro	Sell	6/20/24	5,836,498	5,876,092	39,594
	Hong Kong Dollar	Buy	5/16/24	93,626	93,691	(65)
Barclays Bank PLC
	Japanese Yen	Sell	5/16/24	1,365,162	1,402,593	37,431
Citibank, N.A.
	Danish Krone	Sell	6/20/24	1,146,373	1,159,064	12,691
Goldman Sachs International
	Euro	Sell	6/20/24	128,031	128,890	859
	Hong Kong Dollar	Buy	5/16/24	282,337	282,498	(161)
HSBC Bank USA, National Association
	British Pound	Sell	6/20/24	3,101,878	3,118,877	16,999
	Hong Kong Dollar	Buy	5/16/24	33,866	33,874	(8)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/17/24	944,741	959,130	14,389
	Euro	Sell	6/20/24	94,914	95,555	641
	Norwegian Krone	Sell	6/20/24	577,262	594,291	17,029
	Singapore Dollar	Buy	5/16/24	1,805,673	1,818,989	(13,316)
	Swedish Krona	Buy	6/20/24	2,996,835	3,105,735	(108,900)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/17/24	406,008	412,813	(6,805)
	British Pound	Sell	6/20/24	18,688	18,931	243
	Danish Krone	Sell	6/20/24	315,225	318,156	2,931
	Euro	Sell	6/20/24	11,677,541	11,771,544	94,003
	Israeli Shekel	Buy	4/17/24	35,458	35,534	(76)
	Japanese Yen	Sell	5/16/24	172,690	171,481	(1,209)
	Swiss Franc	Buy	6/20/24	130,301	124,262	6,039
NatWest Markets PLC
	Australian Dollar	Buy	4/17/24	5,434,305	5,602,135	(167,830)
	Euro	Sell	6/20/24	1,927,065	1,940,183	13,118
	New Zealand Dollar	Buy	4/17/24	2,569	2,565	4
	Swedish Krona	Buy	6/20/24	77,042	77,110	(68)
	Swiss Franc	Buy	6/20/24	538,538	549,432	(10,894)
State Street Bank and Trust Co.
	British Pound	Sell	6/20/24	7,260,359	7,306,043	45,684
	Euro	Sell	6/20/24	1,357,365	1,369,770	12,405
	Hong Kong Dollar	Sell	5/16/24	154,461	154,602	141

66 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $65,239,202) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co. cont.
	Japanese Yen	Buy	5/16/24	$138,268	$137,341	$927
	Singapore Dollar	Buy	5/16/24	33,840	33,816	24
	Swiss Franc	Buy	6/20/24	4,452,586	4,542,610	(90,024)
UBS AG
	British Pound	Sell	6/20/24	258,974	260,904	1,930
	Canadian Dollar	Sell	4/17/24	5,183,892	5,263,020	79,128
	Euro	Buy	6/20/24	111,148	112,407	(1,259)
	Hong Kong Dollar	Buy	5/16/24	2,638,454	2,643,895	(5,441)
	Japanese Yen	Buy	5/16/24	372,069	386,143	(14,074)
	Swiss Franc	Buy	6/20/24	46,528	47,527	(999)
Unrealized appreciation						416,027
Unrealized (depreciation)						(421,129)
Total						$(5,102)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	23	$2,698,871	$2,710,665	Jun-24	$26,486
S&P 500 Index E-Mini (Long)	17	4,466,198	4,512,225	Jun-24	99,454
S&P 500 Index E-Mini (Short)	921	241,962,818	244,456,425	Jun-24	(5,037,727)
S&P Mid Cap 400 Index E-Mini (Long)	2	609,272	615,480	Jun-24	18,177
U.S. Treasury Bond 30 yr (Long)	260	31,313,750	31,313,750	Jun-24	403,620
U.S. Treasury Bond Ultra 30 yr (Long)	289	37,281,000	37,281,000	Jun-24	442,225
U.S. Treasury Note 2 yr (Long)	389	79,544,422	79,544,422	Jun-24	(72,181)
U.S. Treasury Note 5 yr (Long)	798	85,398,469	85,398,469	Jun-24	254,369
U.S. Treasury Note 10 yr (Long)	442	48,972,219	48,972,219	Jun-24	197,197
U.S. Treasury Note Ultra 10 yr (Short)	10	1,146,094	1,146,094	Jun-24	(7,444)
Unrealized appreciation					1,441,528
Unrealized (depreciation)					(5,117,352)
Total					$(3,675,824)

WRITTEN OPTIONS OUTSTANDING at 3/31/24 (premiums $910,791) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$3,500.00	$65,332,588	$12,434	$235,927
Total				$235,927

Dynamic Asset Allocation Balanced Fund 67

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $13,974,883) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/54	$1,000,000	4/11/24	$995,195
Uniform Mortgage-Backed Securities, 5.00%, 4/1/54	2,000,000	4/11/24	1,952,031
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	6,000,000	4/11/24	5,713,360
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	2,000,000	4/11/24	1,852,031
Uniform Mortgage-Backed Securities, 3.00%, 4/1/54	4,000,000	4/11/24	3,442,188
Total			$13,954,805

When-issued securities sold at 3/31/24 (Unaudited)

COMMON STOCKS (—%)*	Shares	Value
Capital goods (—%)
GE Vernova, Inc. ###	992	$135,656
		135,656
Health Care (—%)
Solventum Corp. ###	6,618	460,282
		460,282
Total when-issued securities sold (proceeds receivable $595,938)		$595,938
### When-issued security (Note 1).

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$43,248,000	$190,291 E	$380,720	6/20/29	4.00% — Annually	US SOFR — Annually	$190,429
115,916,000	341,952 E	(68,754)	6/20/26	4.20% — Annually	US SOFR — Annually	273,198
73,651,000	217,270 E	43,418	6/20/26	US SOFR — Annually	4.20% — Annually	(173,852)
46,078,000	13,823 E	(280,986)	6/20/34	US SOFR — Annually	3.80% — Annually	(267,163)
12,191,000	14,020 E	(121,765)	6/20/54	US SOFR — Annually	3.60% — Annually	(107,746)
7,867,000	9,047 E	78,335	6/20/54	3.60% — Annually	US SOFR — Annually	64,765
Total		$30,968	$(20,369)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$59,212,879	$61,952,892	$—	3/9/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$2,599,480
59,207,812	61,024,280	—	3/9/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(1,692,467)

68 Dynamic Asset Allocation Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
$79,775,356	$81,012,022	$—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$1,260,161
73,427,039	74,749,428	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,339,693)
Upfront premium received		—		Unrealized appreciation		3,859,641
Upfront premium (paid)		—		Unrealized (depreciation)		(3,032,160)
Total		$—		Total	$827,481
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Marathon Oil Corp.	Energy	29,830	$845,369	1.36%
Vertiv Holdings Co. Class A	Capital goods	10,290	840,384	1.36%
Valero Energy Corp.	Energy	4,913	838,552	1.35%
Toll Brothers, Inc.	Consumer cyclicals	6,268	810,952	1.31%
Targa Resources Corp.	Energy	7,103	795,477	1.28%
Allison Transmission Holdings, Inc.	Capital goods	9,718	788,691	1.27%
MGIC Investment Corp.	Financials	34,874	779,784	1.26%
Constellation Energy Corp.	Utilities and power	4,116	760,842	1.23%
Qualcomm, Inc.	Technology	4,412	746,962	1.21%
General Motors Co.	Consumer cyclicals	16,338	740,938	1.20%
Textron, Inc.	Capital goods	7,683	736,991	1.19%
Cadence Design Systems, Inc.	Technology	2,342	729,026	1.18%
Procore Technologies, Inc.	Technology	8,868	728,688	1.18%
Uber Technologies, Inc.	Consumer staples	9,420	725,235	1.17%
O’Reilly Automotive, Inc.	Consumer cyclicals	639	721,425	1.16%
Applied Materials, Inc.	Technology	3,491	720,027	1.16%
American International Group, Inc.	Financials	9,140	714,477	1.15%
Manhattan Associates, Inc.	Technology	2,813	703,796	1.14%
Booking Holdings, Inc.	Consumer cyclicals	190	689,857	1.11%
Gartner, Inc.	Consumer cyclicals	1,446	689,272	1.11%
Pure Storage, Inc. Class A	Technology	13,012	676,480	1.09%
Synopsys, Inc.	Technology	1,176	671,985	1.08%
NVR, Inc.	Consumer cyclicals	82	667,763	1.08%
Vornado Realty Trust	Financials	23,068	663,673	1.07%
Unum Group	Financials	12,123	650,517	1.05%
MGM Resorts International	Consumer cyclicals	13,703	646,925	1.04%
Jacobs Solutions, Inc.	Capital goods	4,109	631,642	1.02%
Ventas, Inc.	Health care	14,449	629,097	1.02%

Dynamic Asset Allocation Balanced Fund 69

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Coinbase Global, Inc. Class A	Financials	2,360	$625,704	1.01%
Wintrust Financial Corp.	Financials	5,968	622,957	1.01%
Freeport-McMoRan, Inc.	Basic materials	13,183	619,847	1.00%
Expedia Group, Inc.	Consumer cyclicals	4,489	618,371	1.00%
East West Bancorp, Inc.	Financials	7,652	605,342	0.98%
Autonation, Inc.	Consumer cyclicals	3,597	595,539	0.96%
Pinterest, Inc. Class A	Technology	17,159	594,903	0.96%
NRG Energy, Inc.	Utilities and power	8,775	593,965	0.96%
Johnson Controls International PLC	Capital goods	8,973	586,140	0.95%
Equitable Holdings, Inc.	Financials	15,331	582,750	0.94%
Gap, Inc. (The)	Consumer cyclicals	20,986	578,152	0.93%
Molina Healthcare, Inc.	Health care	1,375	564,895	0.91%
Ulta Beauty, Inc.	Consumer staples	1,044	545,909	0.88%
Smartsheet, Inc. Class A	Technology	14,082	542,167	0.88%
Tapestry, Inc.	Consumer cyclicals	11,044	524,369	0.85%
Genuine Parts Co.	Consumer cyclicals	3,302	511,552	0.83%
Regeneron Pharmaceuticals, Inc.	Health care	530	510,260	0.82%
Hologic, Inc.	Health care	6,417	500,278	0.81%
Apartment Income REIT Corp.	Financials	14,942	485,152	0.78%
J.M. Smucker Co. (The)	Consumer staples	3,716	467,787	0.76%
Boyd Gaming Corp.	Consumer cyclicals	6,897	464,286	0.75%
Affiliated Managers Group, Inc.	Financials	2,747	460,041	0.74%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	5,507	$765,567	1.25%
Entegris, Inc.	Technology	5,316	747,109	1.22%
Berkshire Hathaway, Inc. Class B	Financials	1,769	744,084	1.22%
Equifax, Inc.	Consumer cyclicals	2,781	743,919	1.22%
D.R. Horton, Inc.	Consumer cyclicals	4,405	724,842	1.19%
IBM Corp.	Technology	3,772	720,317	1.18%
BWX Technologies, Inc.	Capital goods	7,007	719,109	1.18%
Kinsale Capital Group, Inc.	Financials	1,350	708,531	1.16%
Jack Henry & Associates, Inc.	Technology	4,002	695,327	1.14%
Tyler Technologies, Inc.	Technology	1,614	686,035	1.12%
DT Midstream, Inc.	Energy	11,059	675,695	1.11%
NortonLifeLock, Inc.	Technology	29,831	668,208	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	5,126	664,416	1.09%
RPM International, Inc.	Basic materials	5,555	660,779	1.08%
Domino’s Pizza, Inc.	Consumer staples	1,324	658,005	1.08%
Ross Stores, Inc.	Consumer cyclicals	4,419	648,557	1.06%
Universal Health Services, Inc. Class B	Health care	3,467	632,561	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	29,855	624,863	1.02%
Stanley Black & Decker, Inc.	Consumer cyclicals	6,347	621,603	1.02%

70 Dynamic Asset Allocation Balanced Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
DoubleVerify Holdings, Inc.	Technology	17,599	$618,771	1.01%
Take-Two Interactive Software, Inc.	Technology	4,041	600,094	0.98%
Lithia Motors, Inc.	Consumer cyclicals	1,992	599,319	0.98%
Watsco, Inc.	Consumer staples	1,330	574,342	0.94%
Digital Realty Trust, Inc.	Financials	3,965	571,054	0.94%
Welltower, Inc.	Financials	6,085	568,609	0.93%
PTC, Inc.	Technology	2,957	558,646	0.92%
New Fortress Energy, Inc.	Energy	18,057	552,360	0.91%
Ciena Corp.	Technology	11,126	550,188	0.90%
Bunge Global SA	Basic materials	5,364	549,958	0.90%
T Rowe Price Group, Inc.	Financials	4,507	549,510	0.90%
Thor Industries, Inc.	Consumer cyclicals	4,651	545,771	0.89%
Texas Instruments, Inc.	Technology	3,104	540,807	0.89%
Amdocs, Ltd.	Technology	5,958	538,456	0.88%
Carnival Corp.	Consumer cyclicals	32,570	532,187	0.87%
Cabot Oil & Gas Corp.	Energy	18,968	528,841	0.87%
Cooper Cos., Inc. (The)	Health care	5,071	514,501	0.84%
Five Below, Inc.	Consumer cyclicals	2,801	508,022	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	4,961	507,179	0.83%
Tesla, Inc.	Consumer cyclicals	2,855	501,914	0.82%
CarMax, Inc.	Consumer cyclicals	5,628	490,282	0.80%
CoStar Group, Inc.	Consumer cyclicals	5,024	485,350	0.80%
Ovintiv, Inc.	Energy	9,288	482,058	0.79%
Generac Holdings, Inc.	Capital goods	3,753	473,353	0.78%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	39,207	467,738	0.77%
Exact Sciences Corp.	Health care	6,623	457,394	0.75%
Ball Corp.	Capital goods	6,729	453,253	0.74%
Alphabet, Inc. Class A	Technology	2,999	452,676	0.74%
Block, Inc. Class A	Consumer cyclicals	5,301	448,378	0.73%
Micron Technology, Inc.	Technology	3,704	436,687	0.72%
BioMarin Pharmaceutical, Inc.	Health care	4,977	434,700	0.71%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
eBay, Inc.	Technology	9,240	$487,705	0.60%
Garmin, Ltd.	Technology	3,222	479,721	0.59%
Meta Platforms, Inc. Class A	Technology	973	472,342	0.58%
Leidos Holdings, Inc.	Technology	3,536	463,476	0.57%
Exor NV (Netherlands)	Financials	4,158	462,741	0.57%
Holcim AG (Switzerland)	Basic materials	5,030	456,012	0.56%
NetApp, Inc.	Technology	4,334	454,935	0.56%
Veralto Corp.	Capital goods	5,112	453,251	0.56%
ConocoPhillips	Energy	3,544	451,087	0.56%
Exxon Mobil Corp.	Energy	3,829	445,035	0.55%

Dynamic Asset Allocation Balanced Fund 71

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Graco, Inc.	Capital goods	4,613	$431,122	0.53%
Weyerhaeuser Co.	Basic materials	11,973	429,959	0.53%
Packaging Corp. of America	Basic materials	2,257	428,344	0.53%
Automatic Data Processing, Inc.	Consumer cyclicals	1,665	415,752	0.51%
ENGIE SA (France)	Utilities and power	24,662	413,111	0.51%
PepsiCo, Inc.	Consumer staples	2,353	411,788	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	2,621	411,005	0.51%
SS&C Technologies Holdings, Inc.	Technology	6,379	410,638	0.51%
Colgate-Palmolive Co.	Consumer staples	4,560	410,601	0.51%
E.ON SE (Germany)	Utilities and power	29,380	408,845	0.50%
Iberdrola SA (Spain)	Utilities and power	32,910	408,560	0.50%
3M Co.	Conglomerates	3,840	407,355	0.50%
Merck & Co., Inc.	Health care	3,085	407,030	0.50%
Jack Henry & Associates, Inc.	Technology	2,332	405,126	0.50%
Sandvik AB (Sweden)	Capital goods	18,094	402,245	0.50%
Siemens AG (Germany)	Conglomerates	2,101	401,630	0.50%
National Grid PLC (United Kingdom)	Utilities and power	29,801	401,302	0.50%
Consolidated Edison, Inc.	Utilities and power	4,380	397,748	0.49%
Secom Co., Ltd. (Japan)	Consumer cyclicals	5,469	396,015	0.49%
Obayashi Corp. (Japan)	Capital goods	33,251	394,043	0.49%
Sekisui Chemical Co., Ltd. (Japan)	Financials	26,970	393,473	0.49%
Intact Financial Corp. (Canada)	Financials	2,403	390,768	0.48%
Alphabet, Inc. Class A	Technology	2,578	389,067	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	38,878	388,611	0.48%
SSE PLC (United Kingdom)	Utilities and power	18,566	386,993	0.48%
Deutsche Telekom AG (Germany)	Communication services	15,909	386,581	0.48%
TotalEnergies SE (France)	Energy	5,618	385,119	0.48%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	27,680	384,446	0.47%
Eni SpA (Italy)	Utilities and power	24,185	382,603	0.47%
AT&T, Inc.	Communication services	21,636	380,790	0.47%
Verisk Analytics, Inc.	Consumer cyclicals	1,607	378,730	0.47%
Electronic Arts, Inc.	Technology	2,853	378,470	0.47%
Cummins, Inc.	Capital goods	1,279	376,777	0.47%
Endesa SA (Spain)	Utilities and power	19,778	366,647	0.45%
Keysight Technologies, Inc.	Technology	2,311	361,452	0.45%
RWE AG (Germany)	Utilities and power	10,612	360,563	0.45%
Avery Dennison Corp.	Basic materials	1,615	360,475	0.44%
MSCI, Inc.	Technology	642	359,898	0.44%
Lockheed Martin Corp.	Capital goods	787	357,981	0.44%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	12,724	356,950	0.44%

72 Dynamic Asset Allocation Balanced Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Diamondback Energy, Inc.	Energy	2,357	$467,036	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	18,185	457,219	0.61%
Hermes International (France)	Consumer cyclicals	170	434,460	0.58%
Ingersoll Rand, Inc.	Capital goods	4,527	429,858	0.58%
Entegris, Inc.	Technology	2,986	419,617	0.56%
Westlake Corp.	Basic materials	2,597	396,835	0.53%
Equifax, Inc.	Consumer cyclicals	1,460	390,619	0.52%
CMS Energy Corp.	Utilities and power	6,427	387,802	0.52%
Waste Connections, Inc.	Capital goods	2,237	384,713	0.51%
Antofagasta PLC (Chile)	Basic materials	14,804	380,993	0.51%
Bunge Global SA	Basic materials	3,688	378,095	0.51%
RELX PLC (United Kingdom)	Consumer cyclicals	8,739	377,646	0.51%
Waste Management, Inc.	Capital goods	1,765	376,124	0.50%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	4,658	374,391	0.50%
Ferrovial SE (Netherlands)	Basic materials	9,415	372,569	0.50%
Wilmar International, Ltd. (Singapore)	Basic materials	146,636	372,496	0.50%
Keppel, Ltd. (Singapore)	Capital goods	68,389	371,766	0.50%
Duke Energy Corp.	Utilities and power	3,839	371,314	0.50%
Honeywell International, Inc.	Capital goods	1,802	369,840	0.49%
Sempra	Utilities and power	5,118	367,643	0.49%
Visa, Inc. Class A	Financials	1,316	367,229	0.49%
T-Mobile US, Inc.	Communication services	2,246	366,548	0.49%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	15,465	366,153	0.49%
Roper Technologies, Inc.	Technology	650	364,670	0.49%
Orange SA (France)	Communication services	30,572	359,120	0.48%
Commonwealth Bank of Australia (Australia)	Financials	4,570	358,384	0.48%
CenterPoint Energy, Inc.	Utilities and power	12,506	356,305	0.48%
FirstEnergy Corp.	Utilities and power	9,204	355,452	0.48%
AXA SA (France)	Financials	9,416	353,676	0.47%
Masco Corp.	Consumer cyclicals	4,476	353,089	0.47%
SIG Combibloc Group AG (Switzerland)	Basic materials	15,859	351,706	0.47%
Snam SpA (Italy)	Utilities and power	74,277	350,667	0.47%
Magna International, Inc. (Canada)	Consumer cyclicals	6,410	349,211	0.47%
Realty Income Corp.	Financials	6,445	348,676	0.47%
Heineken NV (Netherlands)	Consumer staples	3,602	347,157	0.46%
Kering SA (France)	Consumer cyclicals	874	345,274	0.46%
Allianz SE (Germany)	Financials	1,139	341,348	0.46%
Berkshire Hathaway, Inc. Class B	Financials	808	339,652	0.45%
Williams Cos., Inc. (The)	Energy	8,712	339,506	0.45%
Cellnex Telecom, SA 144A (Spain)	Communication services	9,584	338,840	0.45%
Orica, Ltd. (Australia)	Basic materials	28,297	336,713	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	14,988	334,836	0.45%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,147	334,055	0.45%
Salmar ASA (Norway)	Basic materials	5,049	332,738	0.45%

Dynamic Asset Allocation Balanced Fund 73

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Wesfarmers, Ltd. (Australia)	Consumer cyclicals	7,347	$327,486	0.44%
Paychex, Inc.	Technology	2,660	326,658	0.44%
Capgemini SE (France)	Technology	1,410	324,391	0.43%
MS&AD Insurance Group Holdings (Japan)	Financials	18,359	323,140	0.43%
REA Group, Ltd. (Australia)	Technology	2,672	322,932	0.43%
Freeport-McMoRan, Inc.	Basic materials	6,745	317,140	0.42%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	B/P	$58,422	$175,332	$41,010	5/11/63	500 bp — Monthly	$17,582
CMBX NA BB.7 Index	B-/P	182,039	462,776	135,871	1/17/47	500 bp — Monthly	46,618
CMBX NA BB.9 Index	B/P	18,509	44,000	16,650	9/17/58	500 bp — Monthly	1,902
CMBX NA BBB−.10 Index	BB/P	27,952	93,000	17,558	11/17/59	300 bp — Monthly	10,448
Credit Suisse International
CMBX NA BB.7 Index	B-/P	15,516	87,573	25,711	1/17/47	500 bp — Monthly	(10,110)
CMBX NA BBB−.7 Index	BB+/P	51,063	308,636	51,820	1/17/47	300 bp — Monthly	(577)
Goldman Sachs International
CMBX NA BBB−.7 Index	BB+/P	731	2,867	481	1/17/47	300 bp — Monthly	252
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	(189)	36,000	2,538	12/16/72	200 bp — Monthly	(2,713)
CMBX NA A.7 Index	A/P	9,165	61,331	10,267	1/17/47	200 bp — Monthly	(1,078)
CMBX NA BB.10 Index	B-/P	4,975	62,000	24,546	5/11/63	500 bp — Monthly	(19,511)
CMBX NA BBB−.8 Index	B+/P	5,302	34,000	3,624	10/17/57	300 bp — Monthly	1,697
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	2,650	21,000	1,481	12/16/72	200 bp — Monthly	1,177
CMBX NA BB.6 Index	B/P	52,514	153,937	36,006	5/11/63	500 bp — Monthly	16,658
Upfront premium received		428,838		Unrealized appreciation		96,334
Upfront premium (paid)		(189)		Unrealized (depreciation)		(33,989)
Total		$428,649		Total		$62,345
* Payments related to the referenced debt are made upon a credit default event.

74 Dynamic Asset Allocation Balanced Fund

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,550)	$61,331	$10,267	1/17/47	(200 bp) — Monthly	$8,693
CMBX NA BB.10 Index	(185,627)	400,000	158,360	11/17/59	(500 bp) — Monthly	(27,655)
CMBX NA BBB−.12 Index	(30,366)	107,000	21,133	8/17/61	(300 bp) — Monthly	(9,296)
CMBX NA BBB−.8 Index	(69,350)	359,000	38,269	10/17/57	(300 bp) — Monthly	(31,290)
CMBX NA BBB−.9 Index	(9,700)	41,000	6,023	9/17/58	(300 bp) — Monthly	(3,701)
Credit Suisse International
CMBX NA BB.10 Index	(19,613)	147,000	58,197	11/17/59	(500 bp) — Monthly	38,441
CMBX NA BB.10 Index	(17,362)	146,000	57,801	11/17/59	(500 bp) — Monthly	40,298
CMBX NA BB.10 Index	(9,571)	77,000	30,484	11/17/59	(500 bp) — Monthly	20,838
CMBX NA BB.7 Index	(9,143)	270,303	63,224	5/11/63	(500 bp) — Monthly	53,818
CMBX NA BB.7 Index	(28,039)	114,750	33,691	1/17/47	(500 bp) — Monthly	5,540
CMBX NA BB.8 Index	(6,658)	36,546	12,904	10/17/57	(500 bp) — Monthly	6,210
Goldman Sachs International
CMBX NA BB.10 Index	(9,008)	20,000	7,918	11/17/59	(500 bp) — Monthly	(1,109)
CMBX NA BB.6 Index	(16,839)	50,617	11,839	5/11/63	(500 bp) — Monthly	(5,049)
CMBX NA BB.7 Index	(127,132)	335,947	98,634	1/17/47	(500 bp) — Monthly	(28,824)
CMBX NA BB.8 Index	(46,139)	108,676	38,374	10/17/57	(500 bp) — Monthly	(7,871)
CMBX NA BBB−.12 Index	(71,204)	270,000	53,325	8/17/61	(300 bp) — Monthly	(18,037)

Dynamic Asset Allocation Balanced Fund 75

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA BB.11 Index	$(8,237)	$8,349	$1,953	5/11/63	(500 bp) — Monthly	$(6,292)
CMBX NA BB.7 Index	(93,524)	144,193	42,335	1/17/47	(500 bp) — Monthly	(51,329)
CMBX NA BBB−.7 Index	(116,208)	236,493	39,707	1/17/47	(300 bp) — Monthly	(76,638)
Merrill Lynch International
CMBX NA BB.10 Index	(8,080)	142,000	56,218	11/17/59	(500 bp) — Monthly	48,000
CMBX NA BBB−.10 Index	(16,900)	78,000	14,726	11/17/59	(300 bp) — Monthly	(2,219)
CMBX NA BBB−.7 Index	(5,409)	31,532	5,294	1/17/47	(300 bp) — Monthly	(133)
CMBX NA BBB−.9 Index	(5,557)	30,000	4,407	9/17/58	(300 bp) — Monthly	(1,168)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(98,236)	207,000	81,951	11/17/59	(500 bp) — Monthly	(16,486)
CMBX NA BB.7 Index	(10,281)	25,668	7,536	1/17/47	(500 bp) — Monthly	(2,769)
CMBX NA BB.8 Index	(14,055)	30,776	10,867	10/17/57	(500 bp) — Monthly	(3,218)
CMBX NA BB.9 Index	(18,635)	44,000	16,650	9/17/58	(500 bp) — Monthly	(2,028)
CMBX NA BBB−.10 Index	(4,850)	15,000	2,832	11/17/59	(300 bp) — Monthly	(2,027)
CMBX NA BBB−.12 Index	(73,797)	232,000	45,820	8/17/61	(300 bp) — Monthly	(28,113)
CMBX NA BBB−.7 Index	(8,835)	32,010	5,375	1/17/47	(300 bp) — Monthly	(3,479)
CMBX NA BBB−.8 Index	(56,197)	273,000	29,102	10/17/57	(300 bp) — Monthly	(23,777)
Upfront premium received	—		Unrealized appreciation		221,838
Upfront premium (paid)	(1,196,102)		Unrealized (depreciation)		(352,508)
Total	$(1,196,102)		Total		$(130,670)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

76 Dynamic Asset Allocation Balanced Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 41 Index	B+/P	$(93,590)	$8,968,410	$663,483	12/20/28	500 bp — Quarterly	$584,840
CDX NA IG Series 42 Index	BBB+/P	(2,270,554)	102,300,000	2,318,118	6/202029	100 bp — Quarterly	61,773
Total	$(2,364,144)		$646,613
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Dynamic Asset Allocation Balanced Fund 77

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$67,344,908	$—	$—
Capital goods	63,904,512	—	—
Communication services	21,451,146	—	—
Conglomerates	16,884,422	—	—
Consumer cyclicals	248,318,709	—	—
Consumer staples	90,251,538	—	—
Energy	54,312,565	—	—
Financials	199,500,809	—	—
Health care	176,200,704	—	8,448
Technology	444,128,752	—	—
Transportation	26,866,327	—	—
Utilities and power	35,968,855	—	—
Total common stocks	1,445,133,247	—	8,448
Asset-backed securities	—	1,711,683	—
Collateralized loan obligations	—	22,376,431	—
Convertible bonds and notes	—	234,935	—
Convertible preferred stocks	—	187,527	—
Corporate bonds and notes	—	261,610,748	—
Foreign government and agency bonds and notes	—	13,271,452	—
Mortgage-backed securities	—	62,764,383	—
Purchased options outstanding	—	902,221	—
Senior loans	—	5,989,779	—
U.S. government and agency mortgage obligations	—	223,780,260	—
U.S. treasury obligations	—	116,401	—
Short-term investments	2,595,000	111,354,054	—
Totals by level	$1,447,728,247	$704,299,874	$8,448

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(5,102)	$—
Futures contracts	(3,675,824)	—	—
Written options outstanding	—	(235,927)	—
TBA sale commitments	—	(13,954,805)	—
When-Issued securities	(595,938)	—	—
Interest rate swap contracts	—	(51,337)	—
Total return swap contracts	—	827,481	—
Credit default contracts	—	3,709,885	—
Totals by level	$(4,271,762)	$(9,709,805)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

78 Dynamic Asset Allocation Balanced Fund

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,514,430,396)	$2,058,975,161
Affiliated issuers (identified cost $93,061,408) (Note 5)	93,061,408
Cash	465,643
Foreign currency (cost $235,481) (Note 1)	235,784
Dividends, interest and other receivables	6,296,697
Foreign tax reclaim	838,147
Receivable for shares of the fund sold	2,454,783
Receivable for investments sold	8,425,893
Receivable for sales of TBA securities (Note 1)	13,992,244
Receivable for variation margin on futures contracts (Note 1)	202,864
Receivable for variation margin on centrally cleared swap contracts (Note 1)	118,433
Unrealized appreciation on forward currency contracts (Note 1)	416,027
Unrealized appreciation on OTC swap contracts (Note 1)	4,177,813
Premium paid on OTC swap contracts (Note 1)	1,196,291
Deposits with broker (Note 1)	4,661,505
Prepaid assets	53,861
Total assets	2,195,572,554

LIABILITIES
Payable for investments purchased	3,043,100
Payable for purchases of delayed delivery securities (Note 1)	772,000
Payable for purchases of TBA securities (Note 1)	152,765,434
Payable for shares of the fund repurchased	3,881,533
Payable for compensation of Manager (Note 2)	862,082
Payable for custodian fees (Note 2)	81,761
Payable for investor servicing fees (Note 2)	349,808
Payable for Trustee compensation and expenses (Note 2)	332,796
Payable for administrative services (Note 2)	5,688
Payable for distribution fees (Note 2)	926,996
Payable for variation margin on futures contracts (Note 1)	235,275
Payable for variation margin on centrally cleared swap contracts (Note 1)	5,374
Unrealized depreciation on OTC swap contracts (Note 1)	3,418,657
Premium received on OTC swap contracts (Note 1)	428,838
Unrealized depreciation on forward currency contracts (Note 1)	421,129
Written options outstanding, at value (premiums $910,791) (Note 1)	235,927
TBA sale commitments, at value (proceeds receivable $13,974,883) (Note 1)	13,954,805
When-issued securities sold, at value (proceeds receivable $595,938) (Note 1)	595,938
Collateral on certain derivative contracts, at value (Notes 1 and 9)	2,711,401
Payable to broker (Note 1)	1,342
Other accrued expenses	175,102
Total liabilities	185,204,986

Net assets	$2,010,367,568

(Continued on next page)

Dynamic Asset Allocation Balanced Fund 79

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,532,550,818
Total distributable earnings (Note 1)	477,816,750
Total — Representing net assets applicable to capital shares outstanding	$2,010,367,568

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,332,455,223 divided by 81,670,082 shares)	$16.32
Offering price per class A share (100/94.25 of $16.32)*	$17.32
Net asset value and offering price per class B share ($5,084,750 divided by 311,780 shares)**	$16.31
Net asset value and offering price per class C share ($120,476,526 divided by 7,667,367 shares)**	$15.71
Net asset value, offering price and redemption price per class P share
($28,650,760 divided by 1,750,446 shares)	$16.37
Net asset value, offering price and redemption price per class R share
($14,759,324 divided by 914,423 shares)	$16.14
Net asset value, offering price and redemption price per class R5 share
($20,783 divided by 1,264 shares)†	$16.45
Net asset value, offering price and redemption price per class R6 share
($239,543,956 divided by 14,640,764 shares)	$16.36
Net asset value, offering price and redemption price per class Y share
($269,376,246 divided by 16,462,072 shares)	$16.36

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

80 Dynamic Asset Allocation Balanced Fund

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $395,273 from investments in affiliated issuers) (Note 5)	$12,989,441
Dividends (net of foreign taxes paid and refunded of $60,835)	10,674,540
Total investment income	23,663,981

EXPENSES
Compensation of Manager (Note 2)	4,856,484
Investor servicing fees (Note 2)	1,056,039
Custodian fees (Note 2)	91,416
Trustee compensation and expenses (Note 2)	51,638
Distribution fees (Note 2)	2,234,405
Administrative services (Note 2)	35,845
Other	315,084
Total expenses	8,640,911
Expense reduction (Note 2)	(24,684)
Net expenses	8,616,227

Net investment income	15,047,754

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	68,286,349
Foreign currency transactions (Note 1)	(50,151)
Forward currency contracts (Note 1)	173,787
Futures contracts (Note 1)	(26,389,685)
Swap contracts (Note 1)	9,302,048
Total net realized gain	51,322,348
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	257,449,708
Assets and liabilities in foreign currencies	49,943
Forward currency contracts	(722,607)
Futures contracts	(7,156,514)
Swap contracts	861,589
Written options	883,784
Total change in net unrealized appreciation	251,365,903

Net gain on investments	302,688,251

Net increase in net assets resulting from operations	$317,736,005

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 81

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$15,047,754	$35,182,763
Net realized gain on investments
and foreign currency transactions	51,322,348	2,159,186
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	251,365,903	219,879,789
Net increase in net assets resulting from operations	317,736,005	257,221,738
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(12,244,782)	(19,050,189)
Class B	(28,787)	(87,048)
Class C	(749,081)	(1,256,332)
Class P	(317,650)	(1,741,034)
Class R	(123,281)	(207,344)
Class R5	(192)	(186)
Class R6	(2,507,247)	(4,455,700)
Class Y	(2,684,678)	(4,845,114)
Net realized short-term gain on investments
Class A	(2,527,286)	—
Class B	(14,061)	—
Class C	(259,936)	—
Class P	(56,636)	—
Class R	(30,099)	—
Class R5	(32)	—
Class R6	(444,390)	—
Class Y	(483,082)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(16,223,549)	(51,405,658)
Class B	(90,262)	(634,519)
Class C	(1,668,619)	(6,954,281)
Class P	(363,569)	(12,660,610)
Class R	(193,215)	(721,195)
Class R5	(207)	(403)
Class R6	(2,852,694)	(10,503,145)
Class Y	(3,101,072)	(12,327,424)
Decrease from capital share transactions (Note 4)	(53,328,265)	(420,663,103)
Total increase (decrease) in net assets	217,443,333	(290,291,547)

NET ASSETS
Beginning of period	1,792,924,235	2,083,215,782
End of period	$2,010,367,568	$1,792,924,235

* Unaudited.

The accompanying notes are an integral part of these financial statements.

82 Dynamic Asset Allocation Balanced Fund

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Dynamic Asset Allocation Balanced Fund 83

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2024**	$14.13	.12	2.45	2.57	(.15)	(.23)	(.38)	$16.32	18.39*	$1,332,455	.47*	.79*	114*
September 30, 2023	13.31	.25	1.43	1.68	(.23)	(.63)	(.86)	14.13	12.88	1,174,330.96		1.76	302
September 30, 2022	17.92	.21	(2.88)	(2.67)	(.18)	(1.76)	(1.94)	13.31	(16.86)	1,120,970.94		1.32	257
September 30, 2021	15.34	.18	2.67	2.85	(.17)	(.10)	(.27)	17.92	18.66	1,438,004.94		1.07	253
September 30, 2020	14.55	.20	.84	1.04	(.25)	—	(.25)	15.34	7.31	1,391,432.96		1.38	265
September 30, 2019	15.66	.28	(.23)	.05	(.27)	(.89)	(1.16)	14.55	1.07	1,377,682.97		1.92	137
Class B
March 31, 2024**	$14.11	.06	2.44	2.50	(.07)	(.23)	(.30)	$16.31	17.91*	$5,085	.85*	.40*	114*
September 30, 2023	13.28	.14	1.43	1.57	(.11)	(.63)	(.74)	14.11	12.04	8,594	1.71	.97	302
September 30, 2022	17.87	.08	(2.86)	(2.78)	(.05)	(1.76)	(1.81)	13.28	(17.49)	15,150	1.69	.52	257
September 30, 2021	15.29	.05	2.67	2.72	(.04)	(.10)	(.14)	17.87	17.80	29,057	1.69	.32	253
September 30, 2020	14.49	.09	.84	.93	(.13)	—	(.13)	15.29	6.54	36,121	1.71	.63	265
September 30, 2019	15.60	.17	(.23)	(.06)	(.16)	(.89)	(1.05)	14.49	.28	45,740	1.72	1.16	137
Class C
March 31, 2024**	$13.62	.06	2.35	2.41	(.09)	(.23)	(.32)	$15.71	17.90*	$120,477	.85*	.41*	114*
September 30, 2023	12.86	.14	1.37	1.51	(.12)	(.63)	(.75)	13.62	11.99	124,595	1.71	1.01	302
September 30, 2022	17.37	.09	(2.78)	(2.69)	(.06)	(1.76)	(1.82)	12.86	(17.47)	151,985	1.69	.56	257
September 30, 2021	14.88	.05	2.59	2.64	(.05)	(.10)	(.15)	17.37	17.76	224,072	1.69	.33	253
September 30, 2020	14.11	.09	.82	.91	(.14)	—	(.14)	14.88	6.57	226,182	1.71	.64	265
September 30, 2019	15.23	.16	(.22)	(.06)	(.17)	(.89)	(1.06)	14.11	.28	251,217	1.72	1.17	137
Class P
March 31, 2024**	$14.17	.15	2.46	2.61	(.18)	(.23)	(.41)	$16.37	18.61*	$28,651	.29*	.97*	114*
September 30, 2023	13.34	.27[e]	1.47	1.74	(.28)	(.63)	(.91)	14.17	13.33	23,789.59		1.92[e]	302
September 30, 2022	17.97	.27	(2.90)	(2.63)	(.24)	(1.76)	(2.00)	13.34	(16.61)	265,860.57		1.70	257
September 30, 2021	15.38	.25	2.68	2.93	(.24)	(.10)	(.34)	17.97	19.12	288,282.56		1.45	253
September 30, 2020	14.59	.26	.84	1.10	(.31)	—	(.31)	15.38	7.73	260,760.57		1.77	265
September 30, 2019	15.71	.34	(.24)	.10	(.33)	(.89)	(1.22)	14.59	1.41	227,614.58		2.33	137
Class R
March 31, 2024**	$13.98	.10	2.42	2.52	(.13)	(.23)	(.36)	$16.14	18.22*	$14,759	.60*	.66*	114*
September 30, 2023	13.18	.21	1.41	1.62	(.19)	(.63)	(.82)	13.98	12.57	13,993	1.21	1.51	302
September 30, 2022	17.76	.17	(2.85)	(2.68)	(.14)	(1.76)	(1.90)	13.18	(17.06)	15,388	1.19	1.07	257
September 30, 2021	15.20	.14	2.65	2.79	(.13)	(.10)	(.23)	17.76	18.39	20,763	1.19	.82	253
September 30, 2020	14.42	.17	.82	.99	(.21)	—	(.21)	15.20	7.01	24,135	1.21	1.14	265
September 30, 2019	15.53	.24	(.22)	.02	(.24)	(.89)	(1.13)	14.42	.83	31,821	1.22	1.68	137

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

84 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 85

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
March 31, 2024**	$14.24	.14	2.47	2.61	(.17)	(.23)	(.40)	$16.45	18.51*	$21	.36*	.90*	114*
September 30, 2023	13.34	.27	1.46	1.73	(.20)	(.63)	(.83)	14.24	13.22	15.73		1.89	302
September 30, 2022	17.97	.24	(2.89)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.73)	7,691.71		1.54	257
September 30, 2021	15.38	.23	2.67	2.90	(.21)	(.10)	(.31)	17.97	18.95	10,957.70		1.31	253
September 30, 2020	14.58	.24	.85	1.09	(.29)	—	(.29)	15.38	7.64	10,456.71		1.64	265
September 30, 2019	15.70	.31	(.23)	.08	(.31)	(.89)	(1.20)	14.58	1.26	10,876.72		2.18	137
Class R6
March 31, 2024**	$14.17	.14	2.45	2.59	(.17)	(.23)	(.40)	$16.36	18.51*	$239,544	.31*	.95*	114*
September 30, 2023	13.34	.30	1.44	1.74	(.28)	(.63)	(.91)	14.17	13.30	218,868.63		2.09	302
September 30, 2022	17.96	.26	(2.89)	(2.63)	(.23)	(1.76)	(1.99)	13.34	(16.60)	230,311.61		1.64	257
September 30, 2021	15.37	.24	2.68	2.92	(.23)	(.10)	(.33)	17.96	19.08	332,275.60		1.41	253
September 30, 2020	14.58	.26	.83	1.09	(.30)	—	(.30)	15.37	7.68	320,512.61		1.74	265
September 30, 2019	15.70	.33	(.23)	.10	(.33)	(.89)	(1.22)	14.58	1.36	307,002.62		2.29	137
Class Y
March 31, 2024**	$14.17	.14	2.45	2.59	(.17)	(.23)	(.40)	$16.36	18.48*	$269,376	.35*	.91*	114*
September 30, 2023	13.34	.28	1.44	1.72	(.26)	(.63)	(.89)	14.17	13.20	228,740.71		2.01	302
September 30, 2022	17.97	.25	(2.90)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.72)	275,861.69		1.56	257
September 30, 2021	15.37	.23	2.69	2.92	(.22)	(.10)	(.32)	17.97	19.04	387,168.69		1.32	253
September 30, 2020	14.58	.24	.84	1.08	(.29)	—	(.29)	15.37	7.57	350,322.71		1.63	265
September 30, 2019	15.69	.31	(.22)	.09	(.31)	(.89)	(1.20)	14.58	1.32	469,860.72		2.17	137

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e The net investment income ratio and per share amount shown for the period ended September 30, 2023 may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

86 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 87

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class PΔ	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

Δ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

88 Dynamic Asset Allocation Balanced Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments including (when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Dynamic Asset Allocation Balanced Fund 89

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting

90 Dynamic Asset Allocation Balanced Fund

from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Dynamic Asset Allocation Balanced Fund 91

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,490,816 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

92 Dynamic Asset Allocation Balanced Fund

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $3,170,689 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Dynamic Asset Allocation Balanced Fund 93

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $286,670 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $152,985 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by

94 Dynamic Asset Allocation Balanced Fund

the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,740,531,843, resulting in gross unrealized appreciation and depreciation of $458,452,414 and $60,929,255, respectively, or net unrealized appreciation of $397,523,159.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.258% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage,

Dynamic Asset Allocation Balanced Fund 95

interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$762,388	Class R	8,808
Class B	4,131	Class R5	13
Class C	74,343	Class R6	56,022
Class P	1,344	Class Y	148,990
		Total	$1,056,039

96 Dynamic Asset Allocation Balanced Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $24,684 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,599, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,557,637
Class B	1.00%	1.00%	33,586
Class C	1.00%	1.00%	607,215
Class R	1.00%	0.50%	35,967
Total			$2,234,405

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $57,441 from the sale of class A shares and received no monies and $2,139 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $517 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,225,005,973	$2,403,307,157
U.S. government securities (Long-term)	—	—
When-issued securities sold	—	595,938
Total	$2,225,005,973	$2,403,903,095

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Dynamic Asset Allocation Balanced Fund 97

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,800,225	$42,175,044	5,570,257	$78,396,799
Shares issued in connection with
reinvestment of distributions	1,966,978	30,006,197	5,003,024	68,246,267
	4,767,203	72,181,241	10,573,281	146,643,066
Shares repurchased	(6,208,807)	(93,603,891)	(11,687,331)	(164,622,235)
Net decrease	(1,441,604)	$(21,422,650)	(1,114,050)	$(17,979,169)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	619	$9,766	8,860	$123,169
Shares issued in connection with
reinvestment of distributions	8,514	128,914	50,697	685,648
	9,133	138,680	59,557	808,817
Shares repurchased	(306,441)	(4,587,988)	(591,293)	(8,278,451)
Net decrease	(297,308)	$(4,449,308)	(531,736)	$(7,469,634)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	338,628	$4,920,225	884,955	$11,984,261
Shares issued in connection with
reinvestment of distributions	178,097	2,607,225	611,999	8,012,542
	516,725	7,527,450	1,496,954	19,996,803
Shares repurchased	(1,996,979)	(28,894,462)	(4,172,076)	(56,677,375)
Net decrease	(1,480,254)	$(21,367,012)	(2,675,122)	$(36,680,572)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class P	Shares	Amount	Shares	Amount
Shares sold	362,984	$5,402,801	3,567,227	$49,488,146
Shares issued in connection with
reinvestment of distributions	48,199	737,855	1,063,848	14,401,644
	411,183	6,140,656	4,631,075	63,889,790
Shares repurchased	(339,518)	(5,244,455)	(22,883,580)	(320,547,966)
Net increase (decrease)	71,665	$896,201	(18,252,505)	$(256,658,176)

98 Dynamic Asset Allocation Balanced Fund

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	71,518	$1,070,380	136,537	$1,895,304
Shares issued in connection with
reinvestment of distributions	22,952	345,873	68,458	922,124
	94,470	1,416,253	204,995	2,817,428
Shares repurchased	(180,799)	(2,723,918)	(371,898)	(5,149,667)
Net decrease	(86,329)	$(1,307,665)	(166,903)	$(2,332,239)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	283	$4,482	7,563	$105,385
Shares issued in connection with
reinvestment of distributions	28	431	43	589
	311	4,913	7,606	105,974
Shares repurchased	(87)	(1,365)	(582,938)	(8,514,303)
Net increase (decrease)	224	$3,548	(575,332)	$(8,408,329)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,351,413	$20,842,086	2,419,084	$34,075,874
Shares issued in connection with
reinvestment of distributions	365,532	5,596,219	1,067,109	14,598,573
	1,716,945	26,438,305	3,486,193	48,674,447
Shares repurchased	(2,524,711)	(37,856,416)	(5,299,097)	(74,902,033)
Net decrease	(807,766)	$(11,418,111)	(1,812,904)	$(26,227,586)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,414,991	$52,344,588	4,321,757	$61,123,653
Shares issued in connection with
reinvestment of distributions	380,033	5,821,242	1,121,505	15,335,702
	3,795,024	58,165,830	5,443,262	76,459,355
Shares repurchased	(3,475,576)	(52,429,098)	(9,972,457)	(141,366,753)
Net increase (decrease)	319,448	$5,736,732	(4,529,195)	$(64,907,398)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 6 class Y shares of the fund (—% of class Y shares outstanding), valued at $98.

Dynamic Asset Allocation Balanced Fund 99

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$18,519,993	$217,766,611	$143,225,196	$395,273	$93,061,408
Total Short-term
investments	$18,519,993	$217,766,611	$143,225,196	$395,273	$93,061,408

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$25,000
Written equity option contracts (contract amount)	$12,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$71,400,000
Centrally cleared interest rate swap contracts (notional)	$288,900,000
OTC total return swap contracts (notional)	$263,100,000
OTC credit default contracts (notional)	$6,000,000
Centrally cleared credit default contracts (notional)	$94,900,000

100 Dynamic Asset Allocation Balanced Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net assets—
Credit contracts	Unrealized appreciation	$4,076,189*	Payables	$366,304
Foreign exchange
contracts	Receivables	416,027	Payables	421,129
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	4,905,979*	Unrealized depreciation	8,305,814*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	1,667,205*	Unrealized depreciation	500,756*
Total		$11,065,400		$9,594,003

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$1,418,236	$1,418,236
Foreign exchange
contracts	—	173,787	—	$173,787
Equity contracts	(25,687,624)	—	8,288,428	$(17,399,196)
Interest rate contracts	(702,061)	—	(404,616)	$(1,106,677)
Total	$(26,389,685)	$173,787	$9,302,048	$(16,913,850)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$281,344	$281,344
Foreign exchange contracts	—	—	(722,607)	—	$(722,607)
Equity contracts	(5,497,106)	(14,001,275)	—	538,113	$(18,960,268)
Interest rate contracts	—	6,844,761	—	42,132	$6,886,893
Total	$(5,497,106)	$(7,156,514)	$(722,607)	$861,589	$(12,514,638)

Dynamic Asset Allocation Balanced Fund 101

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$108,711	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$108,711
OTC Total return swap contracts*#	—	2,599,480	—	—	—	—	—	1,260,161	—	—	—	—	—	—	—	—	3,859,641
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	233,344	255,531	209,432	—	—	83,710	80,426	202,989	—	—	—	1,065,432
Centrally cleared credit
default contracts§	—	—	9,722	—	—	—	—	—	—	—	—	—	—	—	—	—	9,722
Futures contracts§	—	—	—	2,373	—	—	—	—	—	—	200,491	—	—	—	—	—	202,864
Forward currency contracts#	59,411	37,431	—	—	12,691	—	—	859	16,999	32,059	—	—	103,216	13,122	59,181	81,058	416,027
Purchased options**#	—	—	—	—	902,221	—	—	—	—	—	—	—	—	—	—	—	902,221
Total Assets	$59,411	$2,636,911	$118,433	$2,373	$914,912	$233,344	$255,531	$1,470,452	$16,999	$32,059	$284,201	$80,426	$306,205	$13,122	$59,181	$81,058	$6,564,618
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	5,374	—	—	—	—	—	—	—	—	—	—	—	—	—	5,374
OTC Total return swap contracts*#	—	1,692,467	—	—	—	—	—	1,339,693	—	—	—	—	—	—	—	—	3,032,160
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	210,372	77,266	479	—	—	40,858	—	37,329	—	—	—	366,304
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	28,056	—	—	—	—	—	—	207,219	—	—	—	—	—	235,275
Forward currency contracts#	65	—	—	—	—	—	—	161	8	122,216	—	—	8,090	178,792	90,024	21,773	421,129
Written options#	—	—	—	—	235,927	—	—	—	—	—	—	—	—	—	—	—	235,927
Total Liabilities	$65	$1,692,467	$5,374	$28,056	$235,927	$210,372	$77,266	$1,340,333	$8	$122,216	$248,077	$—	$45,419	$178,792	$90,024	$21,773	$4,296,169
Total Financial and Derivative
Net Assets	$59,346	$944,444	$113,059	$(25,683)	$678,985	$22,972	$178,265	$130,119	$16,991	$(90,157)	$36,124	$80,426	$260,786	$(165,670)	$(30,843)	$59,285	$2,268,449
Total collateral received (pledged)†##	$—	$940,000	$—	$—	$678,985	$—	$178,265	$130,119	$—	$—	$36,124	$80,426	$220,000	$(152,985)	$—	$—
Net amount	$59,346	$4,444	$113,059	$(25,683)	$—	$22,972	$—	$—	$16,991	$(90,157)	$—	$—	$40,786	$(12,685)	$(30,843)	$59,285
Controlled collateral received
(including TBA commitments)**	$—	$940,000	$—	$—	$720,000	$—	$220,000	$370,000	$—	$—	$125,000	$116,401	$220,000	$—	$—	$—	$2,711,401
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(131,909)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(152,985)	$—	$—	$(284,894)

102 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 103

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $15,878,722 and $4,661,505, respectively.

Shareholder meeting results (Unaudited)

November 27, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
59,075,477	1,760,179	3,954,091

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
58,698,947	1,929,816	4,160,984

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
58,502,661	1,879,894	4,407,192

All tabulations are rounded to the nearest whole number.

104 Dynamic Asset Allocation Balanced Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisors	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street	Jane E. Trust	Alan G. McCormack
Boston, MA 02110		Vice President and
	Officers	Derivatives Risk Manager
Marketing Services	Robert L. Reynolds
Putnam Retail Management	President, The Putnam Funds	Denere P. Poulack
Limited Partnership		Assistant Vice President,
100 Federal Street	Kevin R. Blatchford	Assistant Clerk, and
Boston, MA 02110	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Janet C. Smith
State Street Bank	James F. Clark	Vice President,
and Trust Company	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
Legal Counsel		and Assistant Treasurer
Ropes & Gray LLP	Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Dynamic Asset Allocation Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024